Hartford Disciplined US Equity ETF
Schedule of Investments
December 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7%
	Automobiles & Components - 2.0%
201	Autoliv, Inc.	$ 22,148
1,976	BorgWarner, Inc.	70,840
7,182	Ford Motor Co.	87,549
5,728	Gentex Corp.	187,076
5,911	Tesla, Inc.*	1,468,765
1,817	Thor Industries, Inc.	214,860
		2,051,238
	Banks - 3.8%
11,915	Bank of America Corp.	401,178
4,145	Citigroup, Inc.	213,219
11,616	JP Morgan Chase & Co.	1,975,882
30,947	New York Community Bancorp, Inc.	316,588
766	PNC Financial Services Group, Inc.	118,615
1,771	Popular, Inc.	145,346
8,035	Regions Financial Corp.	155,718
2,835	Truist Financial Corp.	104,668
7,370	Wells Fargo & Co.	362,751
		3,793,965
	Capital Goods - 6.0%
976	3M Co.	106,696
321	AGCO Corp.	38,973
3,690	BWX Technologies, Inc.	283,134
243	Caterpillar, Inc.	71,848
1,747	Cummins, Inc.	418,529
533	Deere & Co.	213,131
1,034	Eaton Corp. PLC	249,008
1,800	EMCOR Group, Inc.	387,774
1,468	EnerSys	148,209
3,183	Ferguson PLC	614,542
87	General Electric Co.	11,104
1,064	Hubbell, Inc.	349,981
179	Huntington Ingalls Industries, Inc.	46,476
68	Illinois Tool Works, Inc.	17,812
3,189	Lincoln Electric Holdings, Inc.	693,480
209	Lockheed Martin Corp.	94,727
5,776	MSC Industrial Direct Co., Inc. Class A	584,878
4,836	Mueller Industries, Inc.	228,017
164	Northrop Grumman Corp.	76,775
8,067	PACCAR, Inc.	787,742
353	Rockwell Automation, Inc.	109,599
1,407	Toro Co.	135,058
237	TransDigm Group, Inc.	239,749
2,472	Vertiv Holdings Co.	118,730
243	Watts Water Technologies, Inc. Class A	50,627
		6,076,599
	Commercial & Professional Services - 2.0%
4,335	Booz Allen Hamilton Holding Corp.	554,490
270	Cintas Corp.	162,718
235	Clean Harbors, Inc.*	41,010
5,108	Copart, Inc.*	250,292
4,473	Robert Half, Inc.	393,266
3,924	Rollins, Inc.	171,361
1,382	Science Applications International Corp.	171,810
637	Veralto Corp.	52,400
876	Verisk Analytics, Inc.	209,241
		2,006,588
	Consumer Discretionary Distribution & Retail - 4.8%
420	Academy Sports & Outdoors, Inc.	27,720
18,389	Amazon.com, Inc.*	2,794,025
750	AutoNation, Inc.*	112,635
2,342	Best Buy Co., Inc.	183,332
821	Dick's Sporting Goods, Inc.	120,646
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Consumer Discretionary Distribution & Retail - 4.8% - (continued)
1,251	Genuine Parts Co.	$ 173,263
2,760	Home Depot, Inc.	956,478
2,133	Lowe's Cos., Inc.	474,699
50	Pool Corp.	19,935
		4,862,733
	Consumer Durables & Apparel - 1.0%
671	Crocs, Inc.*	62,678
556	DR Horton, Inc.	84,501
1,158	Polaris, Inc.	109,744
3,761	Ralph Lauren Corp.	542,336
2,570	Skechers USA, Inc. Class A*	160,214
1,168	Tapestry, Inc.	42,994
464	Toll Brothers, Inc.	47,694
		1,050,161
	Consumer Services - 2.2%
2,323	Airbnb, Inc. Class A*	316,253
60	Booking Holdings, Inc.*	212,833
474	Boyd Gaming Corp.	29,677
40	Chipotle Mexican Grill, Inc.*	91,478
222	Choice Hotels International, Inc.	25,153
3,254	Darden Restaurants, Inc.	534,632
274	DoorDash, Inc. Class A*	27,096
1,049	Duolingo, Inc.*	237,966
1,309	McDonald's Corp.	388,132
1,718	Starbucks Corp.	164,945
175	Wingstop, Inc.	44,902
1,128	Yum! Brands, Inc.	147,384
		2,220,451
	Consumer Staples Distribution & Retail - 2.2%
11,851	Albertsons Cos., Inc. Class A	272,573
1,294	Casey's General Stores, Inc.	355,514
1,000	Costco Wholesale Corp.	660,080
7,972	Kroger Co.	364,400
1,241	Sprouts Farmers Market, Inc.*	59,704
3,398	Walmart, Inc.	535,695
		2,247,966
	Energy - 3.2%
702	APA Corp.	25,188
626	Cheniere Energy, Inc.	106,864
4,208	Chevron Corp.	627,665
192	Chord Energy Corp.	31,916
1,652	Civitas Resources, Inc.	112,964
3,952	ConocoPhillips	458,709
448	Coterra Energy, Inc.	11,433
485	Devon Energy Corp.	21,971
2,915	EOG Resources, Inc.	352,569
7,938	Exxon Mobil Corp.	793,641
2,334	Marathon Petroleum Corp.	346,272
376	Phillips 66	50,061
621	Pioneer Natural Resources Co.	139,651
440	Valero Energy Corp.	57,200
2,192	Williams Cos., Inc.	76,347
		3,212,451
	Equity Real Estate Investment Trusts (REITs) - 4.3%
2,232	Americold Realty Trust, Inc. REIT	67,563
1,604	AvalonBay Communities, Inc. REIT	300,301
2,080	Boston Properties, Inc. REIT	145,954
541	Equinix, Inc. REIT	435,716
11,478	Gaming & Leisure Properties, Inc. REIT	566,439
3,236	Iron Mountain, Inc. REIT	226,455
3,191	Lamar Advertising Co. Class A, REIT	339,139

1

Hartford Disciplined US Equity ETF
Schedule of Investments – (continued)
December 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Equity Real Estate Investment Trusts (REITs) - 4.3% - (continued)
255	NET Lease Office Properties REIT	$ 4,712
21,762	Omega Healthcare Investors, Inc. REIT	667,223
11,889	PotlatchDeltic Corp. REIT	583,750
1,131	Public Storage REIT	344,955
209	Simon Property Group, Inc. REIT	29,812
3,607	Spirit Realty Capital, Inc. REIT	157,590
3,382	STAG Industrial, Inc. REIT	132,777
3,884	Weyerhaeuser Co. REIT	135,047
3,780	WP Carey, Inc. REIT	244,982
		4,382,415
	Financial Services - 7.6%
30,588	AGNC Investment Corp. REIT	300,068
5,492	Annaly Capital Management, Inc. REIT	106,380
5,349	Bank of New York Mellon Corp.	278,415
2,132	Berkshire Hathaway, Inc. Class B*	760,399
336	BlackRock, Inc.	272,765
259	Block, Inc.*	20,034
6,257	Cboe Global Markets, Inc.	1,117,250
1,542	CME Group, Inc.	324,745
1,571	Houlihan Lokey, Inc.	188,379
670	Interactive Brokers Group, Inc. Class A	55,543
2,426	Intercontinental Exchange, Inc.	311,571
2,176	Janus Henderson Group PLC	65,606
1,194	Mastercard, Inc. Class A	509,253
272	Moody's Corp.	106,232
628	Morgan Stanley	58,561
294	MSCI, Inc.	166,301
2,350	OneMain Holdings, Inc.	115,620
2,220	PayPal Holdings, Inc.*	136,330
13,774	Radian Group, Inc.	393,248
27,660	Rithm Capital Corp. REIT	295,409
36,250	Starwood Property Trust, Inc. REIT	761,975
166	State Street Corp.	12,858
5,001	T Rowe Price Group, Inc.	538,558
975	Tradeweb Markets, Inc. Class A	88,608
2,262	Visa, Inc. Class A	588,912
7,528	Western Union Co.	89,734
		7,662,754
	Food, Beverage & Tobacco - 4.2%
16,268	Altria Group, Inc.	656,251
5,277	Archer-Daniels-Midland Co.	381,105
3,420	Bunge Global SA	345,249
712	Coca-Cola Co.	41,958
1,388	Hershey Co.	258,779
5,742	Ingredion, Inc.	623,179
2,926	Mondelez International, Inc. Class A	211,930
8,799	PepsiCo, Inc.	1,494,422
2,010	Philip Morris International, Inc.	189,101
		4,201,974
	Health Care Equipment & Services - 3.4%
5,818	Abbott Laboratories	640,387
244	Align Technology, Inc.*	66,856
1,345	AMN Healthcare Services, Inc.*	100,714
729	Becton Dickinson & Co.	177,752
1,652	Cardinal Health, Inc.	166,521
1,042	Cencora, Inc.	214,006
1,388	Dexcom, Inc.*	172,237
1,268	Doximity, Inc. Class A*	35,555
548	Haemonetics Corp.*	46,859
432	HCA Healthcare, Inc.	116,934
393	IDEXX Laboratories, Inc.*	218,135
240	McKesson Corp.	111,115
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Health Care Equipment & Services - 3.4% - (continued)
2,878	Medtronic PLC	$ 237,090
2,068	Quest Diagnostics, Inc.	285,136
588	ResMed, Inc.	101,148
1,217	UnitedHealth Group, Inc.	640,714
324	Veeva Systems, Inc. Class A*	62,376
		3,393,535
	Household & Personal Products - 1.4%
574	Colgate-Palmolive Co.	45,754
947	Kimberly-Clark Corp.	115,070
8,291	Procter & Gamble Co.	1,214,963
		1,375,787
	Insurance - 2.1%
3,775	Aflac, Inc.	311,438
200	Erie Indemnity Co. Class A	66,984
1,302	Fidelity National Financial, Inc.	66,428
628	First American Financial Corp.	40,468
4,872	Marsh & McLennan Cos., Inc.	923,098
10,144	Old Republic International Corp.	298,234
1,601	Travelers Cos., Inc.	304,974
2,978	Unum Group	134,665
		2,146,289
	Materials - 1.9%
180	Linde PLC	73,928
2,491	LyondellBasell Industries NV Class A	236,844
3,774	Packaging Corp. of America	614,822
1,237	Reliance Steel & Aluminum Co.	345,964
2,372	RPM International, Inc.	264,787
557	Sherwin-Williams Co.	173,728
4,524	Sonoco Products Co.	252,756
		1,962,829
	Media & Entertainment - 7.0%
23,272	Alphabet, Inc. Class A*	3,250,866
17,100	Comcast Corp. Class A	749,835
2,113	Electronic Arts, Inc.	289,079
4,320	Meta Platforms, Inc. Class A*	1,529,107
910	Netflix, Inc.*	443,061
3,109	New York Times Co. Class A	152,310
1,003	News Corp. Class A	24,624
92	Nexstar Media Group, Inc.	14,421
200	Omnicom Group, Inc.	17,302
3,095	Pinterest, Inc. Class A*	114,639
1,267	ROBLOX Corp. Class A*	57,927
118	Roku, Inc.*	10,816
2,925	Snap, Inc. Class A*	49,520
780	Take-Two Interactive Software, Inc.*	125,541
2,304	TKO Group Holdings, Inc.	187,960
1,204	Trade Desk, Inc. Class A*	86,640
		7,103,648
	Pharmaceuticals, Biotechnology & Life Sciences - 8.8%
8,542	AbbVie, Inc.	1,323,754
206	Alnylam Pharmaceuticals, Inc.*	39,430
444	Amgen, Inc.	127,881
13,741	Bristol-Myers Squibb Co.	705,051
1,913	Danaher Corp.	442,553
849	Eli Lilly & Co.	494,899
305	Exact Sciences Corp.*	22,564
5,373	Exelixis, Inc.*	128,898
10,954	Gilead Sciences, Inc.	887,384
12,123	Johnson & Johnson	1,900,159
8,920	Merck & Co., Inc.	972,458
95	Moderna, Inc.*	9,448

2

Hartford Disciplined US Equity ETF
Schedule of Investments – (continued)
December 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 8.8% - (continued)
19,233	Pfizer, Inc.	$ 553,718
512	Thermo Fisher Scientific, Inc.	271,764
168	Vertex Pharmaceuticals, Inc.*	68,358
1,400	West Pharmaceutical Services, Inc.	492,968
2,075	Zoetis, Inc.	409,543
		8,850,830
	Real Estate Management & Development - 0.1%
1,045	Zillow Group, Inc. Class C*	60,464
	Semiconductors & Semiconductor Equipment - 7.1%
2,112	Advanced Micro Devices, Inc.*	311,330
80	Analog Devices, Inc.	15,885
2,150	Applied Materials, Inc.	348,451
1,634	Broadcom, Inc.	1,823,952
669	Diodes, Inc.*	53,868
573	KLA Corp.	333,085
318	Lam Research Corp.	249,077
465	Micron Technology, Inc.	39,683
4,693	NVIDIA Corp.	2,324,067
728	NXP Semiconductors NV	167,207
1,050	ON Semiconductor Corp.*	87,707
3,004	QUALCOMM, Inc.	434,469
1,234	Skyworks Solutions, Inc.	138,726
4,688	Texas Instruments, Inc.	799,116
		7,126,623
	Software & Services - 12.3%
2,321	Accenture PLC Class A	814,462
946	Adobe, Inc.*	564,384
4,355	Altair Engineering, Inc. Class A*	366,473
567	Bentley Systems, Inc. Class B	29,586
90	Cadence Design Systems, Inc.*	24,513
9,003	Cognizant Technology Solutions Corp. Class A	679,997
611	Crowdstrike Holdings, Inc. Class A*	156,000
2,301	Datadog, Inc. Class A*	279,295
6,533	Dolby Laboratories, Inc. Class A	563,014
7,659	DoubleVerify Holdings, Inc.*	281,698
7,379	Dropbox, Inc. Class A*	217,533
36	Fair Isaac Corp.*	41,904
459	HubSpot, Inc.*	266,468
2,219	International Business Machines Corp.	362,917
466	Intuit, Inc.	291,264
535	Manhattan Associates, Inc.*	115,196
14,357	Microsoft Corp.	5,398,806
498	MongoDB, Inc.*	203,607
2,370	Oracle Corp.	249,869
128	Palo Alto Networks, Inc.*	37,745
1,926	Procore Technologies, Inc.*	133,318
1,540	Salesforce, Inc.*	405,236
467	ServiceNow, Inc.*	329,931
1,678	Smartsheet, Inc. Class A*	80,242
1,219	Splunk, Inc.*	185,715
90	Synopsys, Inc.*	46,342
535	Workday, Inc. Class A*	147,692
1,588	Workiva, Inc.*	161,230
234	Zoom Video Communications, Inc. Class A*	16,827
		12,451,264
	Technology Hardware & Equipment - 7.4%
31,961	Apple, Inc.	6,153,451
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.7% - (continued)
	Technology Hardware & Equipment - 7.4% - (continued)
215	Arrow Electronics, Inc.*		$ 26,284
8,400	Cisco Systems, Inc.		424,368
1,045	Dell Technologies, Inc. Class C		79,943
3,830	Flex Ltd.*		116,662
3,690	HP, Inc.		111,032
3,051	Jabil, Inc.		388,697
538	Motorola Solutions, Inc.		168,442
654	NetApp, Inc.		57,657
			7,526,536
	Telecommunication Services - 1.6%
15,793	AT&T, Inc.		265,006
36,928	Verizon Communications, Inc.		1,392,186
			1,657,192
	Transportation - 1.1%
1,941	Expeditors International of Washington, Inc.		246,895
834	FedEx Corp.		210,977
970	Landstar System, Inc.		187,841
140	Ryder System, Inc.		16,109
4,427	Uber Technologies, Inc.*		272,570
1,314	United Parcel Service, Inc. Class B		206,600
			1,140,992
	Utilities - 2.2%
2,020	Consolidated Edison, Inc.		183,759
773	Constellation Energy Corp.		90,356
982	DTE Energy Co.		108,275
6,772	Edison International		484,130
1,146	National Fuel Gas Co.		57,495
4,754	NextEra Energy, Inc.		288,758
7,987	PG&E Corp.		144,006
201	Pinnacle West Capital Corp.		14,440
6,426	Public Service Enterprise Group, Inc.		392,950
6,887	Southern Co.		482,917
			2,247,086
	Total Common Stocks (cost $92,465,241)		$ 100,812,370
	Total Investments (cost $92,465,241)	99.7%	$ 100,812,370
	Other Assets and Liabilities	0.3%	282,055
	Total Net Assets	100.0%	$ 101,094,425
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.

3

Hartford Disciplined US Equity ETF
Schedule of Investments – (continued)
December 31, 2023  (Unaudited)

Futures Contracts Outstanding at December 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	11	03/15/2024	$ 265,100	$ 3,297
Total futures contracts				$ 3,297
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 2,051,238	$ 2,051,238	$ —	$ —
Banks	3,793,965	3,793,965	—	—
Capital Goods	6,076,599	6,076,599	—	—
Commercial & Professional Services	2,006,588	2,006,588	—	—
Consumer Discretionary Distribution & Retail	4,862,733	4,862,733	—	—
Consumer Durables & Apparel	1,050,161	1,050,161	—	—
Consumer Services	2,220,451	2,220,451	—	—
Consumer Staples Distribution & Retail	2,247,966	2,247,966	—	—
Energy	3,212,451	3,212,451	—	—
Equity Real Estate Investment Trusts (REITs)	4,382,415	4,382,415	—	—
Financial Services	7,662,754	7,662,754	—	—
Food, Beverage & Tobacco	4,201,974	4,201,974	—	—
Health Care Equipment & Services	3,393,535	3,393,535	—	—
Household & Personal Products	1,375,787	1,375,787	—	—
Insurance	2,146,289	2,146,289	—	—
Materials	1,962,829	1,962,829	—	—
Media & Entertainment	7,103,648	7,103,648	—	—
Pharmaceuticals, Biotechnology & Life Sciences	8,850,830	8,850,830	—	—
Real Estate Management & Development	60,464	60,464	—	—
Semiconductors & Semiconductor Equipment	7,126,623	7,126,623	—	—
Software & Services	12,451,264	12,451,264	—	—
Technology Hardware & Equipment	7,526,536	7,526,536	—	—
Telecommunication Services	1,657,192	1,657,192	—	—
Transportation	1,140,992	1,140,992	—	—
Utilities	2,247,086	2,247,086	—	—
Futures Contracts(2)	3,297	3,297	—	—
Total	$ 100,815,667	$ 100,815,667	$ —	$ —

(1)	For the period ended December 31, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
4

Hartford Longevity Economy ETF
Schedule of Investments
December 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8%
	Automobiles & Components - 2.0%
2,129	Ford Motor Co.	$ 25,953
797	General Motors Co.	28,628
149	Gentex Corp.	4,866
167	Patrick Industries, Inc.	16,759
468	Thor Industries, Inc.	55,341
613	Winnebago Industries, Inc.	44,675
		176,222
	Banks - 3.9%
1,090	Bank of America Corp.	36,700
1,191	Citigroup, Inc.	61,265
52	City Holding Co.	5,734
7	First Citizens BancShares, Inc. Class A	9,933
42	Huntington Bancshares, Inc.	534
227	International Bancshares Corp.	12,331
469	JP Morgan Chase & Co.	79,777
97	M&T Bank Corp.	13,297
1,837	New York Community Bancorp, Inc.	18,792
778	OFG Bancorp	29,159
32	Pathward Financial, Inc.	1,694
91	PNC Financial Services Group, Inc.	14,091
112	Popular, Inc.	9,192
904	Regions Financial Corp.	17,519
621	Wells Fargo & Co.	30,566
		340,584
	Capital Goods - 2.5%
43	3M Co.	4,701
281	BWX Technologies, Inc.	21,561
61	Curtiss-Wright Corp.	13,590
97	General Dynamics Corp.	25,188
265	General Electric Co.	33,822
19	Honeywell International, Inc.	3,985
658	Howmet Aerospace, Inc.	35,611
27	Huntington Ingalls Industries, Inc.	7,010
61	Lockheed Martin Corp.	27,648
49	Northrop Grumman Corp.	22,939
29	TransDigm Group, Inc.	29,336
		225,391
	Commercial & Professional Services - 0.1%
95	Parsons Corp.*	5,958
28	Veralto Corp.	2,303
		8,261
	Consumer Discretionary Distribution & Retail - 8.1%
443	Amazon.com, Inc.*	67,310
310	Best Buy Co., Inc.	24,267
188	Buckle, Inc.	8,934
139	Dick's Sporting Goods, Inc.	20,426
146	Dillard's, Inc. Class A	58,933
1,245	eBay, Inc.	54,307
183	Home Depot, Inc.	63,419
805	Kohl's Corp.	23,087
273	Lowe's Cos., Inc.	60,756
3,694	Macy's, Inc.	74,323
3,265	Nordstrom, Inc.	60,239
483	Ollie's Bargain Outlet Holdings, Inc.*	36,655
278	Ross Stores, Inc.	38,472
580	TJX Cos., Inc.	54,410
107	Tractor Supply Co.	23,008
595	Upbound Group, Inc.	20,212
68	Williams-Sonoma, Inc.	13,721
32	Winmark Corp.	13,362
		715,841
	Consumer Durables & Apparel - 3.9%
29	Deckers Outdoor Corp.*	19,384
337	DR Horton, Inc.	51,217
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Consumer Durables & Apparel - 3.9% - (continued)
85	Garmin Ltd.	$ 10,926
19	Helen of Troy Ltd.*	2,295
201	KB Home	12,554
276	La-Z-Boy, Inc.	10,190
295	Lennar Corp. Class A	43,967
9	Lululemon Athletica, Inc.*	4,602
106	M/I Homes, Inc.*	14,600
167	MDC Holdings, Inc.	9,227
514	Newell Brands, Inc.	4,461
6	NVR, Inc.*	42,003
84	Polaris, Inc.	7,961
536	PulteGroup, Inc.	55,326
225	Ralph Lauren Corp.	32,445
49	Skechers USA, Inc. Class A*	3,055
111	Sturm Ruger & Co., Inc.	5,045
145	Toll Brothers, Inc.	14,905
35	Whirlpool Corp.	4,262
		348,425
	Consumer Services - 3.2%
17	Booking Holdings, Inc.*	60,303
152	Boyd Gaming Corp.	9,517
261	Darden Restaurants, Inc.	42,882
98	Expedia Group, Inc.*	14,875
77	Grand Canyon Education, Inc.*	10,167
78	Hilton Worldwide Holdings, Inc.	14,203
100	Marriott International, Inc. Class A	22,551
98	McDonald's Corp.	29,058
111	Monarch Casino & Resort, Inc.	7,676
79	Perdoceo Education Corp.	1,387
249	Red Rock Resorts, Inc. Class A	13,279
74	Starbucks Corp.	7,105
27	Texas Roadhouse, Inc.	3,300
36	Vail Resorts, Inc.	7,685
301	Yum! Brands, Inc.	39,329
		283,317
	Consumer Staples Distribution & Retail - 3.4%
1,547	Albertsons Cos., Inc. Class A	35,581
53	Casey's General Stores, Inc.	14,561
84	Costco Wholesale Corp.	55,447
107	Dollar Tree, Inc.*	15,199
38	Ingles Markets, Inc. Class A	3,282
1,019	Kroger Co.	46,578
328	PriceSmart, Inc.	24,856
244	Sysco Corp.	17,844
60	Target Corp.	8,545
418	Walgreens Boots Alliance, Inc.	10,914
418	Walmart, Inc.	65,898
		298,705
	Equity Real Estate Investment Trusts (REITs) - 1.1%
240	Apple Hospitality, Inc. REIT	3,986
6	AvalonBay Communities, Inc. REIT	1,123
587	Host Hotels & Resorts, Inc. REIT	11,429
452	Iron Mountain, Inc. REIT	31,631
206	Omega Healthcare Investors, Inc. REIT	6,316
85	Simon Property Group, Inc. REIT	12,125
105	Tanger, Inc. REIT	2,911
164	Ventas, Inc. REIT	8,174
80	VICI Properties, Inc. REIT	2,550
201	Welltower, Inc. REIT	18,124
		98,369
	Financial Services - 4.0%
14	American Express Co.	2,623
16	Ameriprise Financial, Inc.	6,077
411	Artisan Partners Asset Management, Inc. Class A	18,158
253	Bank of New York Mellon Corp.	13,169

5

Hartford Longevity Economy ETF
Schedule of Investments – (continued)
December 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Financial Services - 4.0% - (continued)
93	Berkshire Hathaway, Inc. Class B*	$ 33,169
28	BlackRock, Inc.	22,730
241	Capital One Financial Corp.	31,600
20	CME Group, Inc.	4,212
114	Evercore, Inc. Class A	19,500
59	FirstCash Holdings, Inc.	6,395
107	Goldman Sachs Group, Inc.	41,277
136	Houlihan Lokey, Inc.	16,308
92	Intercontinental Exchange, Inc.	11,816
223	Jackson Financial, Inc. Class A	11,418
311	Janus Henderson Group PLC	9,377
55	Moody's Corp.	21,481
260	Morgan Stanley	24,245
101	Nelnet, Inc. Class A	8,910
644	PROG Holdings, Inc.*	19,906
185	Raymond James Financial, Inc.	20,627
141	SEI Investments Co.	8,960
58	T Rowe Price Group, Inc.	6,246
		358,204
	Food, Beverage & Tobacco - 1.9%
147	Cal-Maine Foods, Inc.	8,436
181	Coca-Cola Co.	10,666
12	Coca-Cola Consolidated, Inc.	11,141
39	General Mills, Inc.	2,540
99	Hershey Co.	18,458
220	John B Sanfilippo & Son, Inc.	22,669
232	Kellanova	12,971
71	McCormick & Co., Inc.	4,858
323	Mondelez International, Inc. Class A	23,395
326	Monster Beverage Corp.*	18,781
178	PepsiCo, Inc.	30,231
61	WK Kellogg Co.	802
		164,948
	Health Care Equipment & Services - 11.4%
348	Abbott Laboratories	38,304
217	AMN Healthcare Services, Inc.*	16,249
123	Becton Dickinson & Co.	29,991
686	Boston Scientific Corp.*	39,658
593	Cardinal Health, Inc.	59,774
319	Cencora, Inc.	65,516
170	Centene Corp.*	12,616
23	Chemed Corp.	13,449
84	Cigna Group	25,154
85	Cooper Cos., Inc.	32,167
38	CorVel Corp.*	9,394
153	CVS Health Corp.	12,081
100	Elevance Health, Inc.	47,156
198	Encompass Health Corp.	13,211
36	Haemonetics Corp.*	3,078
229	HCA Healthcare, Inc.	61,986
105	Henry Schein, Inc.*	7,949
363	Hologic, Inc.*	25,936
79	Humana, Inc.	36,167
72	IDEXX Laboratories, Inc.*	39,964
116	Intuitive Surgical, Inc.*	39,134
173	Laboratory Corp. of America Holdings	39,321
115	McKesson Corp.	53,243
293	Medtronic PLC	24,137
122	Molina Healthcare, Inc.*	44,080
1,023	Patterson Cos., Inc.	29,104
30	Penumbra, Inc.*	7,546
128	Quest Diagnostics, Inc.	17,649
130	ResMed, Inc.	22,363
16	STERIS PLC	3,518
123	Stryker Corp.	36,834
104	UnitedHealth Group, Inc.	54,753
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Health Care Equipment & Services - 11.4% - (continued)
26	Veeva Systems, Inc. Class A*	$ 5,005
374	Zimmer Biomet Holdings, Inc.	45,516
		1,012,003
	Household & Personal Products - 1.8%
380	BellRing Brands, Inc.*	21,064
268	Church & Dwight Co., Inc.	25,342
48	Clorox Co.	6,844
404	Colgate-Palmolive Co.	32,203
32	Inter Parfums, Inc.	4,608
261	Kimberly-Clark Corp.	31,714
250	Procter & Gamble Co.	36,635
		158,410
	Insurance - 1.1%
491	Aflac, Inc.	40,507
80	American International Group, Inc.	5,420
130	Arch Capital Group Ltd.*	9,655
3	Markel Group, Inc.*	4,260
599	Old Republic International Corp.	17,611
62	Principal Financial Group, Inc.	4,877
34	Travelers Cos., Inc.	6,477
164	Unum Group	7,416
		96,223
	Media & Entertainment - 9.8%
605	Alphabet, Inc. Class A*	84,512
49	Atlanta Braves Holdings, Inc. Class C*	1,939
4,181	Cargurus, Inc.*	101,013
3,317	Cars.com, Inc.*	62,923
21	Charter Communications, Inc. Class A*	8,162
1,247	Comcast Corp. Class A	54,681
333	Electronic Arts, Inc.	45,558
2,286	Eventbrite, Inc. Class A*	19,111
393	Fox Corp. Class A	11,660
597	IAC, Inc.*	31,271
131	Madison Square Garden Sports Corp.*	23,820
378	Match Group, Inc.*	13,797
277	Meta Platforms, Inc. Class A*	98,047
93	Netflix, Inc.*	45,280
101	New York Times Co. Class A	4,948
174	News Corp. Class A	4,272
2,103	Pinterest, Inc. Class A*	77,895
623	Shutterstock, Inc.	30,078
470	TKO Group Holdings, Inc.	38,343
540	TripAdvisor, Inc.*	11,626
1,812	Yelp, Inc.*	85,780
187	Ziff Davis, Inc.*	12,565
		867,281
	Pharmaceuticals, Biotechnology & Life Sciences - 9.5%
55	10X Genomics, Inc. Class A*	3,078
226	AbbVie, Inc.	35,023
187	Agilent Technologies, Inc.	25,999
124	Amgen, Inc.	35,714
345	Amphastar Pharmaceuticals, Inc.*	21,338
155	Biogen, Inc.*	40,109
905	Bristol-Myers Squibb Co.	46,436
78	Bruker Corp.	5,731
81	Corcept Therapeutics, Inc.*	2,631
85	Danaher Corp.	19,664
1,331	Dynavax Technologies Corp.*	18,607
137	Eli Lilly & Co.	79,860
117	Exact Sciences Corp.*	8,656
538	Exelixis, Inc.*	12,907
682	Gilead Sciences, Inc.	55,249
87	IQVIA Holdings, Inc.*	20,130
371	Johnson & Johnson	58,151
55	Medpace Holdings, Inc.*	16,859

6

Hartford Longevity Economy ETF
Schedule of Investments – (continued)
December 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 9.5% - (continued)
593	Merck & Co., Inc.	$ 64,649
21	Mettler-Toledo International, Inc.*	25,472
1,333	Pfizer, Inc.	38,377
58	Prestige Consumer Healthcare, Inc.*	3,551
26	Regeneron Pharmaceuticals, Inc.*	22,836
46	Thermo Fisher Scientific, Inc.	24,416
142	Vertex Pharmaceuticals, Inc.*	57,778
1,854	Viatris, Inc.	20,079
75	West Pharmaceutical Services, Inc.	26,409
235	Zoetis, Inc.	46,382
		836,091
	Semiconductors & Semiconductor Equipment - 8.3%
86	Advanced Micro Devices, Inc.*	12,677
329	Allegro MicroSystems, Inc.*	9,959
235	Analog Devices, Inc.	46,662
86	Broadcom, Inc.	95,997
261	Diodes, Inc.*	21,016
617	Intel Corp.	31,004
26	MACOM Technology Solutions Holdings, Inc.*	2,417
97	Marvell Technology, Inc.	5,850
659	Microchip Technology, Inc.	59,429
310	Micron Technology, Inc.	26,455
35	Monolithic Power Systems, Inc.	22,077
81	NVIDIA Corp.	40,113
295	NXP Semiconductors NV	67,756
477	ON Semiconductor Corp.*	39,844
296	Power Integrations, Inc.	24,304
48	Qorvo, Inc.*	5,405
464	QUALCOMM, Inc.	67,108
233	Rambus, Inc.*	15,902
407	Skyworks Solutions, Inc.	45,755
704	SMART Global Holdings, Inc.*	13,327
397	Texas Instruments, Inc.	67,673
76	Universal Display Corp.	14,536
		735,266
	Software & Services - 11.9%
2,306	A10 Networks, Inc.	30,370
3,284	Adeia, Inc.	40,689
54	Adobe, Inc.*	32,216
57	ANSYS, Inc.*	20,684
5	Appfolio, Inc. Class A*	866
111	Cadence Design Systems, Inc.*	30,233
1,008	CommVault Systems, Inc.*	80,489
20	Crowdstrike Holdings, Inc. Class A*	5,106
800	Dolby Laboratories, Inc. Class A	68,944
764	Dropbox, Inc. Class A*	22,523
66	Fair Isaac Corp.*	76,825
1,028	Fortinet, Inc.*	60,169
32	HubSpot, Inc.*	18,577
325	InterDigital, Inc.	35,276
25	Intuit, Inc.	15,626
70	Manhattan Associates, Inc.*	15,072
212	Microsoft Corp.	79,721
220	N-able, Inc.*	2,915
575	Oracle Corp.	60,622
103	Palantir Technologies, Inc. Class A*	1,769
140	Palo Alto Networks, Inc.*	41,283
636	Progress Software Corp.	34,535
63	PTC, Inc.*	11,022
84	Qualys, Inc.*	16,488
77	Roper Technologies, Inc.	41,978
99	Salesforce, Inc.*	26,051
77	ServiceNow, Inc.*	54,400
52	Synopsys, Inc.*	26,775
897	Teradata Corp.*	39,028
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.8% - (continued)
	Software & Services - 11.9% - (continued)
200	VeriSign, Inc.*		$ 41,192
83	Workday, Inc. Class A*		22,913
			1,054,357
	Technology Hardware & Equipment - 10.0%
362	Apple, Inc.		69,696
205	Arrow Electronics, Inc.*		25,061
798	Avnet, Inc.		40,219
32	CDW Corp.		7,274
1,008	Dell Technologies, Inc. Class C		77,112
172	Flex Ltd.*		5,239
3,868	Hewlett Packard Enterprise Co.		65,679
2,291	HP, Inc.		68,936
62	Insight Enterprises, Inc.*		10,986
2,082	IonQ, Inc.*		25,796
369	Jabil, Inc.		47,011
896	NetApp, Inc.		78,991
1,813	Pure Storage, Inc. Class A*		64,652
852	Seagate Technology Holdings PLC		72,735
246	Super Micro Computer, Inc.*		69,928
301	TE Connectivity Ltd.		42,291
955	Western Digital Corp.*		50,013
3,271	Xerox Holdings Corp.		59,957
			881,576
	Telecommunication Services - 0.3%
31	T-Mobile U.S., Inc.		4,970
456	Verizon Communications, Inc.		17,191
			22,161
	Transportation - 0.4%
625	Uber Technologies, Inc.*		38,481
	Utilities - 1.2%
14	Atmos Energy Corp.		1,623
104	Consolidated Edison, Inc.		9,461
71	Constellation Energy Corp.		8,299
244	Edison International		17,444
20	Entergy Corp.		2,024
235	Exelon Corp.		8,436
1,672	PG&E Corp.		30,146
376	PPL Corp.		10,190
88	Public Service Enterprise Group, Inc.		5,381
229	Southern Co.		16,057
			109,061
	Total Common Stocks (cost $7,884,012)		$ 8,829,177
	Total Investments (cost $7,884,012)	99.8%	$ 8,829,177
	Other Assets and Liabilities	0.2%	17,084
	Total Net Assets	100.0%	$ 8,846,261
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

7

Hartford Longevity Economy ETF
Schedule of Investments – (continued)
December 31, 2023  (Unaudited)

*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 176,222	$ 176,222	$ —	$ —
Banks	340,584	340,584	—	—
Capital Goods	225,391	225,391	—	—
Commercial & Professional Services	8,261	8,261	—	—
Consumer Discretionary Distribution & Retail	715,841	715,841	—	—
Consumer Durables & Apparel	348,425	348,425	—	—
Consumer Services	283,317	283,317	—	—
Consumer Staples Distribution & Retail	298,705	298,705	—	—
Equity Real Estate Investment Trusts (REITs)	98,369	98,369	—	—
Financial Services	358,204	358,204	—	—
Food, Beverage & Tobacco	164,948	164,948	—	—
Health Care Equipment & Services	1,012,003	1,012,003	—	—
Household & Personal Products	158,410	158,410	—	—
Insurance	96,223	96,223	—	—
Media & Entertainment	867,281	867,281	—	—
Pharmaceuticals, Biotechnology & Life Sciences	836,091	836,091	—	—
Semiconductors & Semiconductor Equipment	735,266	735,266	—	—
Software & Services	1,054,357	1,054,357	—	—
Technology Hardware & Equipment	881,576	881,576	—	—
Telecommunication Services	22,161	22,161	—	—
Transportation	38,481	38,481	—	—
Utilities	109,061	109,061	—	—
Total	$ 8,829,177	$ 8,829,177	$ —	$ —

(1)	For the period ended December 31, 2023, there were no transfers in and out of Level 3.
8

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments
December 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.1%
	Australia - 10.4%
432,792	AGL Energy Ltd.	$ 2,799,591
133,847	Ampol Ltd.	3,301,597
364,136	ANZ Group Holdings Ltd.	6,440,294
1,284,157	Aurizon Holdings Ltd.	3,329,728
378,121	Bendigo & Adelaide Bank Ltd.	2,494,964
213,963	BHP Group Ltd.	7,359,739
443,313	BlueScope Steel Ltd.	7,078,372
454,509	Brambles Ltd.	4,217,824
15,908	Cochlear Ltd.	3,242,009
815,109	Coles Group Ltd.	8,960,212
241,052	Dexus REIT	1,263,220
126,467	EBOS Group Ltd.	2,842,576
1,172,912	Endeavour Group Ltd.	4,169,752
326,188	Fortescue Ltd.	6,459,107
574,853	Glencore PLC	3,459,655
729,685	GPT Group REIT	2,310,258
702,923	Harvey Norman Holdings Ltd.(1)	2,014,485
162,438	Iluka Resources Ltd.	731,541
2,540,579	Incitec Pivot Ltd.	4,923,320
577,446	Insurance Australia Group Ltd.	2,230,154
162,893	JB Hi-Fi Ltd.	5,894,285
741,401	Medibank Pvt Ltd.	1,800,986
923,043	Mirvac Group REIT	1,316,362
1,574,969	New Hope Corp. Ltd.	5,545,348
32,230	Pro Medicus Ltd.	2,107,506
72,230	Rio Tinto PLC	5,379,242
354,426	Sonic Healthcare Ltd.	7,758,308
2,143,105	South32 Ltd.	4,869,616
2,329,012	Stockland REIT	7,071,944
173,401	Technology One Ltd.	1,818,580
2,317,836	Telstra Group Ltd.	6,263,037
891,193	Viva Energy Group Ltd.(2)	2,122,288
55,587	Washington H Soul Pattinson & Co. Ltd.	1,242,959
154,816	Wesfarmers Ltd.	6,025,629
1,558,501	Whitehaven Coal Ltd.	7,912,015
111,268	Woodside Energy Group Ltd.	2,358,190
313,455	Woolworths Group Ltd.	7,956,557
854,211	Yancoal Australia Ltd.(1)	2,885,210
		159,956,460
	Austria - 0.3%
28,802	Andritz AG	1,794,430
125,997	Mondi PLC	2,469,547
10,202	voestalpine AG	321,861
		4,585,838
	Belgium - 1.0%
6,321	Ackermans & van Haaren NV	1,108,820
53,027	Ageas SA	2,302,634
34,521	Colruyt Group NV	1,555,852
10,623	Shurgard Self Storage Ltd. REIT	526,418
31,980	Solvay SA	979,610
31,980	Syensqo SA*	3,329,896
63,125	UCB SA	5,501,779
		15,305,009
	Brazil - 0.4%
190,153	Yara International ASA	6,763,026
	Canada - 13.1%
27,142	Agnico Eagle Mines Ltd.	1,495,424
106,180	Alimentation Couche-Tard, Inc.	6,283,350
32,605	AltaGas Ltd.	687,905
148,094	ARC Resources Ltd.	2,209,168
982,714	B2Gold Corp.	3,122,684
73,207	Bank of Montreal	7,279,061
55,867	Bank of Nova Scotia	2,732,763
53,147	Barrick Gold Corp.	964,917
93,429	BCE, Inc.	3,696,490
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.1% - (continued)
	Canada - 13.1% - (continued)
25,156	Brookfield Infrastructure Corp. Class A	$ 891,697
42,709	Canadian Imperial Bank of Commerce	2,066,460
62,495	Canadian Tire Corp. Ltd. Class A	6,669,419
81,211	Canadian Utilities Ltd. Class A	1,964,067
22,788	CCL Industries, Inc. Class B	1,029,832
36,571	CGI, Inc.*	3,936,943
139,302	Choice Properties REIT	1,473,732
974	Constellation Software, Inc.	2,426,705
63,486	Dollarama, Inc.	4,597,511
168,094	Element Fleet Management Corp.	2,748,450
95,908	Emera, Inc.	3,658,556
118,568	Empire Co. Ltd. Class A	3,151,682
9,357	Fairfax Financial Holdings Ltd.	8,675,130
88,881	Finning International, Inc.	2,582,982
6,723	FirstService Corp.	1,094,412
76,202	Fortis, Inc.	3,150,137
51,984	George Weston Ltd.	6,485,187
306,638	Great-West Lifeco, Inc.	10,199,562
163,836	Hydro One Ltd.(2)	4,932,724
67,441	iA Financial Corp., Inc.	4,620,010
27,648	IGM Financial, Inc.	734,079
43,454	Imperial Oil Ltd.	2,487,417
48,731	Intact Financial Corp.	7,533,977
122,983	Loblaw Cos. Ltd.	11,964,401
149,143	Manulife Financial Corp.	3,311,775
119,278	Metro, Inc.	6,204,519
46,912	National Bank of Canada	3,593,290
56,557	Northland Power, Inc.	1,032,403
77,487	Nutrien Ltd.	4,386,777
42,295	Open Text Corp.	1,786,295
269,426	Power Corp. of Canada(1)	7,741,962
166,503	Quebecor, Inc. Class B	3,980,111
34,097	Restaurant Brands International, Inc.	2,677,129
26,779	Rogers Communications, Inc. Class B	1,259,746
70,240	Royal Bank of Canada	7,137,995
13,128	Saputo, Inc.	267,120
71,426	Stantec, Inc.	5,762,398
110,863	Sun Life Financial, Inc.	5,777,723
95,994	TELUS Corp.	1,716,623
1,916	TFI International, Inc.	261,899
7,620	Thomson Reuters Corp.	1,119,538
169,625	TMX Group Ltd.	4,122,919
34,730	Toromont Industries Ltd.	3,057,905
57,574	Toronto-Dominion Bank	3,738,424
44,014	Tourmaline Oil Corp.	1,989,075
39,934	West Fraser Timber Co. Ltd.	3,433,125
		201,905,585
	China - 1.1%
2,149,500	BOC Hong Kong Holdings Ltd.	5,835,834
443,800	ESR Group Ltd.(2)	613,819
1,326,000	SITC International Holdings Co. Ltd.	2,289,091
524,200	Wilmar International Ltd.	1,418,690
169,000	Xinyi Glass Holdings Ltd.	189,592
5,192,200	Yangzijiang Shipbuilding Holdings Ltd.	5,864,891
		16,211,917
	Denmark - 1.8%
4,651	AP Moller - Maersk AS Class B	8,366,955
2,318	Carlsberg AS Class B	290,868
30,885	Coloplast AS Class B	3,533,193
204,993	H Lundbeck AS	995,143
115,407	Novo Nordisk AS Class B	11,938,567
15,811	Novozymes AS Class B	869,466
13,001	Topdanmark AS	621,118
67,620	Tryg AS	1,471,971
		28,087,281

9

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
December 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.1% - (continued)
	Finland - 1.3%
43,829	Elisa OYJ	$ 2,027,166
53,704	Fortum OYJ	774,773
110,670	Kesko OYJ Class B	2,191,361
84,835	Kone OYJ Class B	4,232,079
24,443	Mandatum OYJ*	109,894
89,940	Metsa Board OYJ Class B	714,343
549,177	Nokia OYJ ADR	1,878,185
154,843	Nordea Bank Abp	1,916,284
84,532	Orion OYJ Class B	3,666,965
24,443	Sampo OYJ Class A	1,069,508
48,080	TietoEVRY OYJ	1,144,023
		19,724,581
	France - 5.0%
8,626	Air Liquide SA	1,678,197
25,099	Arkema SA	2,855,738
102,495	AXA SA	3,338,891
28,908	BioMerieux	3,212,483
17,040	BNP Paribas SA	1,178,147
283,075	Bouygues SA	10,669,284
498,886	Carrefour SA	9,128,880
35,049	Cie de Saint-Gobain SA	2,580,867
201,146	Cie Generale des Etablissements Michelin SCA	7,212,481
76,861	Danone SA	4,982,197
44,574	Eiffage SA	4,777,136
6,247	EssilorLuxottica SA	1,253,176
23,101	Eurazeo SE	1,833,506
18,648	Ipsen SA	2,222,688
54,223	La Francaise des Jeux SAEM(2)	1,967,032
2,635	L'Oreal SA	1,311,731
884,259	Orange SA	10,064,914
16,751	SEB SA	2,090,951
43,377	TotalEnergies SE	2,951,651
34,311	Verallia SA(2)	1,321,252
38,656	Vivendi SE	413,178
		77,044,380
	Germany - 4.2%
17,718	Allianz SE	4,735,492
8,573	BASF SE	461,955
146,997	Bayer AG	5,460,848
62,289	Bayerische Motoren Werke AG	6,934,425
30,778	Brenntag SE	2,829,390
16,857	Daimler Truck Holding AG	633,489
81,757	Deutsche Post AG	4,050,984
195,652	E.ON SE	2,625,943
156,964	Fresenius Medical Care AG	6,581,896
167,817	Fresenius SE & Co. KGaA	5,203,591
5,776	Hannover Rueck SE	1,380,093
26,274	Heidelberg Materials AG	2,349,168
11,926	HOCHTIEF AG	1,321,358
2,658	Knorr-Bremse AG	172,646
5,546	Mercedes-Benz Group AG	383,206
52,493	Merck KGaA	8,355,840
9,194	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,809,573
41,631	Talanx AG	2,973,104
1,027,038	Telefonica Deutschland Holding AG	2,668,386
13,680	Wacker Chemie AG	1,727,258
		64,658,645
	Hong Kong - 3.0%
287,200	Bank of East Asia Ltd.	354,561
1,229,500	CK Asset Holdings Ltd.	6,172,260
583,980	CLP Holdings Ltd.	4,820,038
243,000	Hang Lung Properties Ltd.	338,583
163,910	Hang Seng Bank Ltd.	1,911,239
707,000	Henderson Land Development Co. Ltd.	2,177,530
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.1% - (continued)
	Hong Kong - 3.0% - (continued)
1,829,000	HKT Trust & HKT Ltd.	$ 2,183,028
787,000	Hong Kong & China Gas Co. Ltd.	602,706
79,726	Jardine Matheson Holdings Ltd.	3,285,508
768,053	Link REIT	4,313,109
844,000	NWS Holdings Ltd.	795,518
1,694,770	PCCW Ltd.	902,888
221,000	Power Assets Holdings Ltd.	1,280,679
1,749,591	Sino Land Co. Ltd.	1,902,277
620,000	Sun Hung Kai Properties Ltd.	6,705,342
478,000	Swire Pacific Ltd. Class A	4,046,308
667,400	Swire Properties Ltd.	1,350,433
5,012,792	WH Group Ltd.(2)	3,235,488
		46,377,495
	Ireland - 0.3%
118,686	Glanbia PLC	1,954,798
6,803	Kerry Group PLC Class A	591,125
70,025	Smurfit Kappa Group PLC	2,775,430
		5,321,353
	Israel - 2.6%
563,578	Bank Hapoalim BM	5,088,150
698,458	Bank Leumi Le-Israel BM	5,646,397
2,664,148	Bezeq The Israeli Telecommunication Corp. Ltd.	3,644,531
34,275	Check Point Software Technologies Ltd.*	5,236,877
15,143	Elbit Systems Ltd.	3,229,699
86,710	First International Bank Of Israel Ltd.	3,559,038
806,955	ICL Group Ltd.	4,103,237
293,459	Israel Discount Bank Ltd. Class A	1,475,078
111,353	Mizrahi Tefahot Bank Ltd.	4,329,312
10,919	Strauss Group Ltd.*	206,227
89,980	Tower Semiconductor Ltd.*	2,766,194
		39,284,740
	Italy - 2.1%
2,155,159	A2A SpA	4,425,715
187,626	Assicurazioni Generali SpA	3,959,723
39,509	Buzzi SpA	1,201,945
2,860	DiaSorin SpA	294,573
185,128	Eni SpA(1)	3,138,692
672,365	Hera SpA	2,207,388
132,272	Italgas SpA	756,872
459,115	Pirelli & C SpA(2)	2,498,785
108,349	Prysmian SpA	4,927,544
66,168	Recordati Industria Chimica e Farmaceutica SpA	3,569,106
98,137	UniCredit SpA	2,663,019
499,487	Unipol Gruppo SpA	2,848,177
		32,491,539
	Japan - 18.3%
186,815	ABC-Mart, Inc.	3,266,413
121,700	Air Water, Inc.	1,663,038
18,300	Aisin Corp.	640,331
35,000	Ajinomoto Co., Inc.	1,350,546
143,182	Alfresa Holdings Corp.	2,433,931
111,100	Amada Co. Ltd.	1,158,441
253,765	Astellas Pharma, Inc.	3,034,812
44,900	BIPROGY, Inc.	1,406,111
123,893	Bridgestone Corp.	5,132,183
205,600	Brother Industries Ltd.	3,282,046
37,597	Canon Marketing Japan, Inc.	1,140,337
277,803	Canon, Inc.	7,133,259
63,800	Chugai Pharmaceutical Co. Ltd.	2,417,503
21,800	COMSYS Holdings Corp.	480,905
174,000	Concordia Financial Group Ltd.	795,577
88,800	Dai Nippon Printing Co. Ltd.	2,628,475
160,400	Daiwa House Industry Co. Ltd.	4,860,468
21,600	Eisai Co. Ltd.	1,080,460
432,100	ENEOS Holdings, Inc.	1,717,611

10

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
December 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.1% - (continued)
	Japan - 18.3% - (continued)
74,220	FUJIFILM Holdings Corp.	$ 4,460,676
19,748	Fujitsu Ltd.	2,980,130
221,400	Haseko Corp.	2,877,038
18,673	Hitachi Ltd.	1,347,031
226,500	Honda Motor Co. Ltd.	2,355,292
58,000	Idemitsu Kosan Co. Ltd.	315,754
54,671	ITOCHU Corp.	2,236,400
55,700	Iwatani Corp.	2,541,624
458,900	Japan Post Bank Co. Ltd.	4,674,283
263,081	Japan Post Holdings Co. Ltd.	2,350,337
2,100	Japan Post Insurance Co. Ltd.	37,299
169,200	Japan Tobacco, Inc.	4,374,621
275,500	Kajima Corp.	4,605,020
94,651	KDDI Corp.	3,011,806
67,000	Kinden Corp.	1,138,686
341,000	Kuraray Co. Ltd.	3,447,975
50,400	Kyocera Corp.	735,730
69,122	Lawson, Inc.	3,570,829
41,600	Marubeni Corp.	657,580
77,400	MatsukiyoCocokara & Co.	1,370,888
55,600	McDonald's Holdings Co. Japan Ltd.	2,409,675
142,050	Medipal Holdings Corp.	2,302,846
109,332	MEIJI Holdings Co. Ltd.	2,597,197
191,900	Mitsubishi Chemical Group Corp.	1,176,065
143,700	Mitsubishi Corp.	2,296,978
163,300	Mitsubishi Electric Corp.	2,315,482
375,776	Mitsubishi HC Capital, Inc.	2,523,654
140,200	Mitsubishi UFJ Financial Group, Inc.	1,204,797
36,600	Mitsui & Co. Ltd.	1,375,421
120,100	Mitsui Chemicals, Inc.	3,562,620
351,800	Mizuho Financial Group, Inc.	6,020,127
28,300	MS&AD Insurance Group Holdings, Inc.	1,113,291
158,917	NEC Corp.	9,412,377
31,100	Nikon Corp.	307,956
37,100	NIPPON EXPRESS HOLDINGS, Inc.	2,108,947
1,790,550	Nippon Telegraph & Telephone Corp.	2,188,337
13,200	Nissin Foods Holdings Co. Ltd.	460,755
149,400	Niterra Co. Ltd.	3,549,018
369,800	Obayashi Corp.	3,200,142
15,400	OBIC Business Consultants Co. Ltd.	704,568
273,400	Ono Pharmaceutical Co. Ltd.	4,879,234
20,400	Oracle Corp.	1,572,904
44,546	Osaka Gas Co. Ltd.	930,543
70,200	Otsuka Corp.	2,894,542
198,900	Otsuka Holdings Co. Ltd.	7,461,924
32,800	Panasonic Holdings Corp.	324,906
84,266	Resona Holdings, Inc.	428,264
375,400	Ricoh Co. Ltd.	2,883,801
85,600	Rinnai Corp.	1,984,259
13,000	Rohto Pharmaceutical Co. Ltd.	262,158
299,300	Santen Pharmaceutical Co. Ltd.	2,982,810
101,600	Sanwa Holdings Corp.	1,541,152
85,200	SCSK Corp.	1,689,738
142,900	Sega Sammy Holdings, Inc.	1,998,857
375,700	Seiko Epson Corp.	5,624,307
173,165	Sekisui Chemical Co. Ltd.	2,496,509
273,748	Sekisui House Ltd.	6,081,563
44,340	Shimamura Co. Ltd.	4,956,720
317,900	Shizuoka Financial Group, Inc.	2,694,641
357,600	SoftBank Corp.	4,463,025
290,800	Sohgo Security Services Co. Ltd.	1,673,265
65,100	Sojitz Corp.	1,470,730
35,700	Square Enix Holdings Co. Ltd.	1,282,090
175,293	Subaru Corp.	3,215,404
45,717	Sugi Holdings Co. Ltd.	2,101,983
43,300	SUMCO Corp.	649,439
70,200	Sumitomo Corp.	1,531,673
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.1% - (continued)
	Japan - 18.3% - (continued)
31,700	Sumitomo Electric Industries Ltd.	$ 403,726
227,629	Sumitomo Forestry Co. Ltd.	6,786,244
110,200	Sumitomo Mitsui Financial Group, Inc.	5,377,898
70,000	Sumitomo Mitsui Trust Holdings, Inc.	1,343,595
160,300	Sumitomo Rubber Industries Ltd.	1,741,946
81,700	Sundrug Co. Ltd.	2,626,361
21,007	Suntory Beverage & Food Ltd.	692,882
56,282	Suzuken Co. Ltd.	1,863,957
41,015	Taisei Corp.	1,402,854
32,400	Taisho Pharmaceutical Holdings Co. Ltd.	1,986,792
118,900	Takeda Pharmaceutical Co. Ltd.	3,419,071
12,900	Tokio Marine Holdings, Inc.	322,912
314,896	Tokyo Gas Co. Ltd.	7,232,467
170,600	TOPPAN Holdings, Inc.	4,761,746
90,500	Tosoh Corp.	1,156,125
35,519	Toyo Suisan Kaisha Ltd.	1,834,149
48,200	Toyota Boshoku Corp.	764,984
42,200	Tsuruha Holdings, Inc.	3,868,882
1,180,557	Yamada Holdings Co. Ltd.	3,671,132
154,338	Yamaha Motor Co. Ltd.	1,378,839
145,300	Yamato Holdings Co. Ltd.	2,685,339
125,080	Yamazaki Baking Co. Ltd.	2,853,293
130,400	Yokohama Rubber Co. Ltd.	2,990,376
85,353	Zensho Holdings Co. Ltd.	4,473,495
		281,257,205
	Jordan - 0.2%
126,769	Hikma Pharmaceuticals PLC	2,891,115
	Luxembourg - 0.2%
43,600	Eurofins Scientific SE	2,840,639
	Netherlands - 3.3%
94,597	ABN AMRO Bank NV GDR(2)	1,420,109
101,343	ASR Nederland NV	4,780,203
43,730	EXOR NV	4,371,725
25,443	Heineken Holding NV	2,152,890
44,416	JDE Peet's NV	1,195,202
326,254	Koninklijke Ahold Delhaize NV	9,375,716
2,030,265	Koninklijke KPN NV	6,992,840
14,079	Koninklijke Philips NV	327,922
18,925	Koninklijke Vopak NV	636,363
35,814	NN Group NV	1,414,339
78,208	OCI NV	2,266,939
111,574	Randstad NV	6,990,753
59,151	Shell PLC	1,939,057
50,342	Wolters Kluwer NV	7,157,045
		51,021,103
	New Zealand - 0.4%
166,028	Contact Energy Ltd.	842,016
173,484	Fisher & Paykel Healthcare Corp. Ltd.	2,592,256
221,791	Fletcher Building Ltd.	667,405
63,209	Infratil Ltd.	401,409
657,428	Spark New Zealand Ltd.	2,157,746
		6,660,832
	Norway - 1.0%
210,363	Equinor ASA	6,672,946
25,878	Kongsberg Gruppen ASA	1,185,898
304,738	Orkla ASA	2,365,720
405,489	Telenor ASA	4,655,515
		14,880,079
	Portugal - 0.5%
170,597	Galp Energia SGPS SA	2,513,923
192,239	Jeronimo Martins SGPS SA	4,892,702
		7,406,625

11

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
December 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.1% - (continued)
	Singapore - 2.7%
1,258,500	CapitaLand Ascendas REIT	$ 2,890,801
167,900	City Developments Ltd.	846,437
137,209	DBS Group Holdings Ltd.	3,475,212
2,689,500	Frasers Logistics & Commercial Trust REIT(3)	2,344,724
107,400	Jardine Cycle & Carriage Ltd.	2,423,034
49,960	Keppel REIT	35,223
243,200	Keppel Corp. Ltd.	1,303,483
502,200	Mapletree Industrial Trust REIT	955,592
494,452	Oversea-Chinese Banking Corp. Ltd.	4,872,925
1,058,700	Sembcorp Industries Ltd.	4,261,767
425,400	Singapore Airlines Ltd.	2,115,552
1,213,700	Singapore Technologies Engineering Ltd.	3,579,177
2,153,100	Suntec REIT	2,007,667
265,500	United Overseas Bank Ltd.	5,726,234
225,000	UOL Group Ltd.	1,071,185
333,400	Venture Corp. Ltd.	3,439,901
		41,348,914
	Spain - 1.3%
11,740	ACS Actividades de Construccion y Servicios SA	520,819
249,849	Banco Bilbao Vizcaya Argentaria SA	2,270,341
46,618	Enagas SA	786,095
330,494	Endesa SA	6,739,381
141,489	Iberdrola SA	1,855,232
47,579	Industria de Diseno Textil SA	2,072,368
955,595	Mapfre SA	2,051,027
53,086	Naturgy Energy Group SA	1,583,319
138,939	Redeia Corp. SA	2,288,372
		20,166,954
	Sweden - 4.0%
96,480	Axfood AB	2,613,557
56,079	Boliden AB*	1,750,060
103,810	Essity AB Class B	2,575,202
111,506	Getinge AB Class B	2,481,759
79,128	H & M Hennes & Mauritz AB Class B	1,386,763
112,406	Industrivarden AB Class C	3,661,782
26,206	L E Lundbergforetagen AB Class B	1,425,515
14,281	Saab AB Class B	861,011
480,071	Securitas AB Class B(1)	4,695,982
384,586	Skandinaviska Enskilda Banken AB Class A	5,296,818
81,434	Skanska AB Class B	1,473,478
213,675	SKF AB Class B	4,268,051
172,249	Svenska Handelsbanken AB Class A	1,870,702
187,833	Swedbank AB Class A	3,789,146
98,857	Swedish Orphan Biovitrum AB*	2,619,092
452,064	Tele2 AB Class B	3,881,941
1,735,273	Telefonaktiebolaget LM Ericsson Class B	10,866,711
1,288,386	Telia Co. AB	3,289,409
96,371	Volvo AB Class B	2,502,547
		61,309,526
	Switzerland - 6.3%
8,955	ABB Ltd.	396,865
110,045	Adecco Group AG	5,396,016
22,208	Baloise Holding AG	3,477,710
23,356	Banque Cantonale Vaudoise	3,010,902
512	Barry Callebaut AG	863,219
18,979	BKW AG	3,371,188
2,849	Bucher Industries AG	1,195,588
21,668	DKSH Holding AG	1,503,489
596	Emmi AG	645,109
27,080	Galenica AG(2)	2,340,724
4,131	Geberit AG	2,645,528
3,123	Georg Fischer AG	226,716
82	Givaudan SA	339,438
26,274	Helvetia Holding AG	3,618,079
36,722	Kuehne & Nagel International AG	12,644,253
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.1% - (continued)
	Switzerland - 6.3% - (continued)
85,291	Logitech International SA	$ 8,082,707
106,586	Novartis AG	10,747,881
27,376	PSP Swiss Property AG	3,825,126
21,317	Sandoz Group AG*	685,366
8,776	Schindler Holding AG	2,080,214
8,059	SFS Group AG	997,740
25,594	SGS SA	2,205,892
4,696	Sonova Holding AG	1,531,019
16,224	Swatch Group AG	4,406,590
1,361	Swiss Life Holding AG	944,364
42,180	Swiss Prime Site AG	4,502,909
17,200	Swisscom AG	10,340,640
8,463	Zurich Insurance Group AG	4,420,287
		96,445,559
	United Kingdom - 10.6%
267,018	3i Group PLC	8,240,950
39,691	Admiral Group PLC	1,358,052
106,541	AstraZeneca PLC ADR	7,175,536
906,416	B&M European Value Retail SA	6,473,104
752,555	BAE Systems PLC	10,653,658
43,498	Barratt Developments PLC	311,969
26,826	BP PLC ADR	949,640
24,949	British American Tobacco PLC	730,083
1,037,400	BT Group PLC	1,634,582
59,178	Bunzl PLC	2,406,539
5,404,570	Centrica PLC	9,690,425
899,500	CK Hutchison Holdings Ltd.	4,820,879
761,213	ConvaTec Group PLC(2)	2,369,702
79,798	DCC PLC	5,877,755
9,230	Dechra Pharmaceuticals PLC	453,948
885,340	DS Smith PLC	3,468,283
8,303	Games Workshop Group PLC	1,044,706
402,815	Howden Joinery Group PLC	4,177,905
1,380,780	HSBC Holdings PLC	11,186,184
369,141	IG Group Holdings PLC	3,602,296
285,890	Imperial Brands PLC	6,583,834
111,783	Inchcape PLC	1,019,594
63,281	Intertek Group PLC	3,425,274
1,595,911	J Sainsbury PLC	6,156,297
2,328,816	Kingfisher PLC	7,223,027
3,982,986	Lloyds Banking Group PLC	2,422,480
1,337,538	Man Group PLC	3,966,046
235,365	National Grid PLC	3,174,457
755,809	NatWest Group PLC	2,113,930
30,770	Next PLC	3,184,333
168,146	Pearson PLC	2,066,786
35,523	Reckitt Benckiser Group PLC	2,454,431
54,094	RELX PLC	2,144,625
418,128	Sage Group PLC	6,249,770
131,935	Schroders PLC	723,052
379,286	Smith & Nephew PLC	5,214,695
64,239	Spectris PLC	3,094,693
133,136	Standard Chartered PLC	1,131,365
1,507,958	Tesco PLC	5,584,410
69,282	Unilever PLC	3,356,185
2,106,559	Vodafone Group PLC	1,841,138
216,842	Wise PLC Class A*	2,415,999
		162,172,617
	United States - 3.7%
14,317	CSL Ltd.	2,800,342
300,161	GSK PLC ADR	11,123,967
22,650	Holcim AG*	1,776,692
35,335	Nestle SA	4,093,763
77,098	QIAGEN NV*	3,348,366
35,676	Roche Holding AG	10,363,907
99,987	Sanofi SA	9,914,051

12

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
December 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.1% - (continued)
	United States - 3.7% - (continued)
159,569	Signify NV(2)		$ 5,344,443
302,690	Stellantis NV		7,071,852
4,315	Swiss Re AG		484,793
			56,322,176
	Total Common Stocks (cost $1,375,163,380)		$ 1,522,441,193
PREFERRED STOCKS - 0.3%
	Germany - 0.3%
29,288	FUCHS SE (Preference Shares)(4)		$ 1,303,826
31,865	Henkel AG & Co. KGaA (Preference Shares)(4)		2,564,648
	Total Preferred Stocks (cost $3,726,900)		$ 3,868,474
WARRANTS - 0.0%
	Canada - 0.0%
1,030	Constellation Software, Inc. Expires 03/31/2040*(5)		$ —
	Total Warrants (cost $—)		$ —
	Total Long-Term Investments (cost $1,378,890,280)		$ 1,526,309,667
SHORT-TERM INVESTMENTS - 0.7%
	Securities Lending Collateral - 0.7%
1,770,178	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.25%(6)		$ 1,770,178
5,900,593	HSBC U.S. Government Money Market Fund, Institutional Class, 5.31%(6)		5,900,593
1,770,178	Invesco Government & Agency Portfolio, Institutional Class, 5.28%(6)		1,770,178
1,770,178	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.27%(6)		1,770,178
	Total Short-Term Investments (cost $11,211,127)		$ 11,211,127
	Total Investments (cost $1,390,101,407)	100.1%	$ 1,537,520,794
	Other Assets and Liabilities	(0.1)%	(1,471,333)
	Total Net Assets	100.0%	$ 1,536,049,461
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At December 31, 2023, the aggregate value of these securities was $28,166,366, representing 1.8% of net assets.
(3)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At December 31, 2023, the aggregate value of this security was $2,344,724, representing 0.2% of net assets.
(4)	Currently no rate available.
(5)	Investment valued using significant unobservable inputs.
(6)	Current yield as of period end.

Futures Contracts Outstanding at December 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	53	03/15/2024	$ 5,968,860	$ 179,158
Total futures contracts				$ 179,158
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
13

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
December 31, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 159,956,460	$ 159,956,460	$ —	$ —
Austria	4,585,838	4,585,838	—	—
Belgium	15,305,009	15,305,009	—	—
Brazil	6,763,026	6,763,026	—	—
Canada	201,905,585	201,905,585	—	—
China	16,211,917	16,211,917	—	—
Denmark	28,087,281	28,087,281	—	—
Finland	19,724,581	19,724,581	—	—
France	77,044,380	77,044,380	—	—
Germany	64,658,645	64,658,645	—	—
Hong Kong	46,377,495	46,377,495	—	—
Ireland	5,321,353	5,321,353	—	—
Israel	39,284,740	39,284,740	—	—
Italy	32,491,539	32,491,539	—	—
Japan	281,257,205	281,257,205	—	—
Jordan	2,891,115	2,891,115	—	—
Luxembourg	2,840,639	2,840,639	—	—
Netherlands	51,021,103	51,021,103	—	—
New Zealand	6,660,832	6,660,832	—	—
Norway	14,880,079	14,880,079	—	—
Portugal	7,406,625	7,406,625	—	—
Singapore	41,348,914	41,348,914	—	—
Spain	20,166,954	20,166,954	—	—
Sweden	61,309,526	61,309,526	—	—
Switzerland	96,445,559	96,445,559	—	—
United Kingdom	162,172,617	162,172,617	—	—
United States	56,322,176	56,322,176	—	—
Preferred Stocks	3,868,474	3,868,474	—	—
Warrants	—	—	—	—
Short-Term Investments	11,211,127	11,211,127	—	—
Futures Contracts(2)	179,158	179,158	—	—
Total	$ 1,537,699,952	$ 1,537,699,952	$ —	$ —

(1)	For the period ended December 31, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended December 31, 2023 is not presented.
14

Hartford Multifactor Diversified International ETF
Schedule of Investments
December 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4%
	Australia - 8.9%
3,255	AGL Energy Ltd.	$ 21,056
7,548	ANZ Group Holdings Ltd.	133,498
4,715	BHP Group Ltd.	162,183
6,774	BlueScope Steel Ltd.	108,160
2,692	Brambles Ltd.	24,982
9,266	Coles Group Ltd.	101,858
514	EBOS Group Ltd.	11,553
6,236	Fortescue Ltd.	123,484
5,933	Glencore PLC	35,707
6,658	Incitec Pivot Ltd.	12,902
5,460	JB Hi-Fi Ltd.	197,570
856	Rio Tinto PLC	63,750
6,222	Sonic Healthcare Ltd.	136,198
28,173	South32 Ltd.	64,015
36,607	Stockland REIT	111,156
12,666	Telstra Group Ltd.	34,225
1,345	Wesfarmers Ltd.	52,349
8,635	Whitehaven Coal Ltd.	43,837
1,688	Woodside Energy Group Ltd.	35,775
2,723	Woolworths Group Ltd.	69,119
		1,543,377
	Austria - 0.2%
450	Andritz AG	28,036
306	Erste Group Bank AG	12,416
		40,452
	Belgium - 0.1%
98	Solvay SA	3,002
98	Syensqo SA*	10,204
59	UCB SA	5,142
		18,348
	Brazil - 0.9%
2,851	Telefonica Brasil SA	31,365
1,658	Vale SA ADR	26,296
2,685	Yara International ASA	95,495
		153,156
	Canada - 5.0%
732	Alimentation Couche-Tard, Inc.	43,317
905	Bank of Montreal	89,985
506	Bank of Nova Scotia	24,751
329	Canadian Tire Corp. Ltd. Class A	35,111
142	Fairfax Financial Holdings Ltd.	131,652
1,130	Finning International, Inc.	32,839
701	George Weston Ltd.	87,452
1,429	Great-West Lifeco, Inc.	47,532
942	Loblaw Cos. Ltd.	91,642
254	Nutrien Ltd.	14,380
3,103	Power Corp. of Canada	89,165
916	Royal Bank of Canada	93,087
725	Sun Life Financial, Inc.	37,784
630	Toronto-Dominion Bank	40,908
39	West Fraser Timber Co. Ltd.	3,353
		862,958
	China - 11.1%
340,000	Agricultural Bank of China Ltd. Class H	131,061
394,000	Bank of China Ltd. Class H	150,363
120,000	Bank of Communications Co. Ltd. Class H	74,841
500	BOC Hong Kong Holdings Ltd.	1,358
148,000	China CITIC Bank Corp. Ltd. Class H	69,749
226,000	China Construction Bank Corp. Class H	134,583
74,000	China Minsheng Banking Corp. Ltd. Class H	25,114
36,000	China Petroleum & Chemical Corp. Class H	18,856
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	China - 11.1% - (continued)
121,000	China Railway Group Ltd. Class H	$ 53,926
6,000	China Resources Land Ltd.	21,515
19,000	China Shenhua Energy Co. Ltd. Class H	65,089
1,166,000	China Tower Corp. Ltd. Class H(1)	122,445
42,000	CITIC Ltd.	41,954
46,000	COSCO SHIPPING Holdings Co. Ltd. Class H	46,244
56,000	CSPC Pharmaceutical Group Ltd.	52,066
228,000	Industrial & Commercial Bank of China Ltd. Class H	111,539
130,000	Lenovo Group Ltd.	181,801
345,000	People's Insurance Co. Group of China Ltd. Class H	106,038
178,000	PetroChina Co. Ltd. Class H	117,625
62,000	PICC Property & Casualty Co. Ltd. Class H	73,683
1,500	Ping An Insurance Group Co. of China Ltd. Class H	6,791
92,000	Postal Savings Bank of China Co. Ltd. Class H(1)	43,947
57,700	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	84,386
50,000	Sinopharm Group Co. Ltd. Class H	130,946
55,000	Yangzijiang Shipbuilding Holdings Ltd.	62,126
		1,928,046
	Denmark - 1.2%
58	AP Moller - Maersk AS Class B	104,340
942	Novo Nordisk AS Class B	97,447
		201,787
	Finland - 0.3%
574	Fortum OYJ	8,281
325	Kone OYJ Class B	16,213
1,653	Nordea Bank Abp	20,457
		44,951
	France - 3.4%
199	Air Liquide SA	38,716
1,171	AXA SA	38,147
977	BNP Paribas SA	67,550
802	Cie de Saint-Gobain SA	59,056
2,708	Cie Generale des Etablissements Michelin SCA	97,100
320	Danone SA	20,743
901	Engie SA	15,843
43	EssilorLuxottica SA	8,626
38	L'Oreal SA	18,917
41	LVMH Moet Hennessy Louis Vuitton SE	33,225
7,951	Orange SA	90,501
269	Societe Generale SA	7,139
1,113	TotalEnergies SE	75,736
300	Veolia Environnement SA	9,464
19	Vinci SA	2,399
		583,162
	Germany - 2.3%
290	Allianz SE	77,508
1,091	Bayer AG	40,530
790	Bayerische Motoren Werke AG	87,948
1,299	Deutsche Post AG	64,364
1,788	E.ON SE	23,998
265	Fresenius SE & Co. KGaA	8,217
211	Mercedes-Benz Group AG	14,579
510	Merck KGaA	81,182
		398,326
	Hong Kong - 1.8%
14,500	CK Asset Holdings Ltd.	72,792
5,000	CLP Holdings Ltd.	41,269
6,200	Link REIT	34,817
8,092	Sino Land Co. Ltd.	8,798

15

Hartford Multifactor Diversified International ETF
Schedule of Investments – (continued)
December 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	Hong Kong - 1.8% - (continued)
6,000	Sun Hung Kai Properties Ltd.	$ 64,891
133,500	WH Group Ltd.(1)	86,167
		308,734
	India - 0.7%
1,620	Dr Reddy's Laboratories Ltd. ADR	112,720
885	Infosys Ltd. ADR	16,266
		128,986
	Indonesia - 2.1%
58,300	Adaro Energy Indonesia Tbk. PT	9,012
269,000	Astra International Tbk. PT	98,711
100,300	Bank Mandiri Persero Tbk. PT	39,411
79,300	Bank Negara Indonesia Persero Tbk. PT	27,683
89,300	Bank Rakyat Indonesia Persero Tbk. PT	33,204
219,100	Indofood Sukses Makmur Tbk. PT	91,784
105,200	Kalbe Farma Tbk. PT	11,000
82,000	Telkom Indonesia Persero Tbk. PT	21,037
26,100	United Tractors Tbk. PT	38,352
		370,194
	Israel - 2.5%
2,975	Amot Investments Ltd.	16,094
5,396	Bank Hapoalim BM	48,717
4,848	Bank Leumi Le-Israel BM	39,192
66,121	Bezeq The Israeli Telecommunication Corp. Ltd.	90,453
1,459	FIBI Holdings Ltd.	63,815
777	First International Bank Of Israel Ltd.	31,892
7,362	ICL Group Ltd.	37,435
2,577	Israel Discount Bank Ltd. Class A	12,953
3,413	Mivne Real Estate KD Ltd.	10,189
36,972	Oil Refineries Ltd.	12,547
605	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	33,905
3,059	ZIM Integrated Shipping Services Ltd.(2)	30,192
		427,384
	Italy - 0.9%
2,616	A2A SpA	5,372
5,994	Enel SpA	44,561
607	Prysmian SpA	27,605
3,173	UniCredit SpA	86,102
		163,640
	Japan - 14.7%
7,300	Alfresa Holdings Corp.	124,092
1,100	Astellas Pharma, Inc.	13,155
1,300	Bridgestone Corp.	53,852
1,700	Brother Industries Ltd.	27,137
1,900	Canon, Inc.	48,787
3,400	Daiwa House Industry Co. Ltd.	103,027
200	FUJIFILM Holdings Corp.	12,020
200	Fujitsu Ltd.	30,182
800	Hitachi Ltd.	57,710
8,600	Honda Motor Co. Ltd.	89,428
400	Horiba Ltd.	31,295
700	Isuzu Motors Ltd.	9,017
1,500	ITOCHU Corp.	61,360
3,600	Japan Tobacco, Inc.	93,077
1,300	Kajima Corp.	21,730
1,900	KDDI Corp.	60,458
200	Kuraray Co. Ltd.	2,022
500	Lawson, Inc.	25,830
2,000	Marubeni Corp.	31,614
1,500	Mazda Motor Corp.	16,210
3,900	Medipal Holdings Corp.	63,225
300	MEIJI Holdings Co. Ltd.	7,126
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	Japan - 14.7% - (continued)
4,200	Mitsubishi Corp.	$ 67,135
4,500	Mitsubishi Electric Corp.	63,807
1,600	Mitsubishi UFJ Financial Group, Inc.	13,749
1,900	Mitsui & Co. Ltd.	71,402
6,500	Mizuho Financial Group, Inc.	111,230
1,700	NEC Corp.	100,688
1,900	Nihon Kohden Corp.	60,148
800	Nippon Steel Corp.	18,329
34,800	Nippon Telegraph & Telephone Corp.	42,531
1,200	Niterra Co. Ltd.	28,506
600	Ono Pharmaceutical Co. Ltd.	10,708
1,900	Otsuka Holdings Co. Ltd.	71,280
6,300	Panasonic Holdings Corp.	62,406
2,000	Ricoh Co. Ltd.	15,364
2,900	Sanwa Holdings Corp.	43,990
4,000	Seiko Epson Corp.	59,881
2,300	Sekisui House Ltd.	51,097
300	Seven & i Holdings Co. Ltd.	11,906
900	Shimamura Co. Ltd.	100,610
200	Shin-Etsu Chemical Co. Ltd.	8,394
5,600	SoftBank Corp.	69,891
1,200	Sohgo Security Services Co. Ltd.	6,905
2,800	Subaru Corp.	51,360
200	Sumitomo Corp.	4,364
500	Sumitomo Electric Industries Ltd.	6,368
2,500	Sumitomo Forestry Co. Ltd.	74,532
2,200	Sumitomo Mitsui Financial Group, Inc.	107,363
1,000	Takeda Pharmaceutical Co. Ltd.	28,756
900	Tokio Marine Holdings, Inc.	22,529
5,400	Tokyo Gas Co. Ltd.	124,026
600	TOPPAN Holdings, Inc.	16,747
5,700	Yamaha Motor Co. Ltd.	50,923
		2,559,279
	Malaysia - 2.2%
26,600	CIMB Group Holdings Bhd.	33,865
600	Heineken Malaysia Bhd.	3,152
2,400	Kuala Lumpur Kepong Bhd.	11,397
29,425	Malayan Banking Bhd.	56,929
28,300	Petronas Chemicals Group Bhd.	44,097
6,800	Petronas Gas Bhd.	25,750
50,975	RHB Bank Bhd.	60,460
44,600	Sime Darby Bhd.	22,810
39,400	Tenaga Nasional Bhd.	86,088
113,200	YTL Corp. Bhd.	46,561
		391,109
	Mexico - 1.1%
2,084	America Movil SAB de CV ADR	38,596
186	Arca Continental SAB de CV	2,031
948	Coca-Cola Femsa SAB de CV ADR	89,719
34,142	Fibra Uno Administracion SA de CV REIT	61,492
		191,838
	Netherlands - 0.9%
600	ING Groep NV	8,965
4,993	Koninklijke Ahold Delhaize NV	143,486
		152,451
	New Zealand - 1.5%
3,087	Fisher & Paykel Healthcare Corp. Ltd.	46,127
13,692	Fletcher Building Ltd.	41,201
55,354	Spark New Zealand Ltd.	181,678
		269,006

16

Hartford Multifactor Diversified International ETF
Schedule of Investments – (continued)
December 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	Norway - 1.2%
2,005	Equinor ASA	$ 63,601
6,598	Europris ASA(1)	49,863
3,447	Norsk Hydro ASA	23,216
3,007	Orkla ASA	23,344
3,543	Telenor ASA	40,678
		200,702
	Philippines - 0.7%
4,740	BDO Unibank, Inc.	11,171
3,460	International Container Terminal Services, Inc.	15,421
8,680	Manila Electric Co.	62,543
40,480	Metropolitan Bank & Trust Co.	37,501
		126,636
	Poland - 0.6%
8,616	Powszechny Zaklad Ubezpieczen SA	103,574
	Portugal - 0.1%
465	Jeronimo Martins SGPS SA	11,835
	Russia - 0.0%
698	Gazprom PJSC*(3)	—
	Singapore - 1.9%
1,900	CapitaLand Ascendas REIT	4,364
1,706	DBS Group Holdings Ltd.	43,209
1,900	Jardine Cycle & Carriage Ltd.	42,866
7,342	Oversea-Chinese Banking Corp. Ltd.	72,357
9,400	Singapore Airlines Ltd.	46,747
510	STMicroelectronics NV	25,566
4,100	United Overseas Bank Ltd.	88,428
600	Venture Corp. Ltd.	6,191
		329,728
	South Africa - 0.2%
542	Gold Fields Ltd. ADR	7,838
493	Remgro Ltd.	4,380
488	Standard Bank Group Ltd.	5,553
3,673	Woolworths Holdings Ltd.	14,501
		32,272
	South Korea - 5.9%
174	Coway Co. Ltd.	7,728
898	DB HiTek Co. Ltd.	40,859
511	DB Insurance Co. Ltd.	33,210
964	Doosan Bobcat, Inc.	37,725
222	Hyundai Glovis Co. Ltd.	33,009
140	Hyundai Mobis Co. Ltd.	25,763
43	Hyundai Motor Co.	6,794
2,637	Kia Corp.	204,752
2,169	KT Corp.	57,934
1,000	KT&G Corp.	67,474
88	LG Electronics, Inc.	6,956
7	LG Innotek Co. Ltd.	1,302
14,393	LG Uplus Corp.	114,326
104	POSCO Holdings, Inc.	40,335
147	Samsung Electro-Mechanics Co. Ltd.	17,486
2,687	Samsung Electronics Co. Ltd.	163,778
460	Samsung Fire & Marine Insurance Co. Ltd.	93,936
501	Samsung SDS Co. Ltd.	66,131
116	SK Hynix, Inc.	12,745
		1,032,243
	Spain - 1.1%
11,054	Banco Bilbao Vizcaya Argentaria SA	100,446
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	Spain - 1.1% - (continued)
2,869	Endesa SA	$ 58,504
1,927	Iberdrola SA	25,267
		184,217
	Sweden - 2.3%
305	Assa Abloy AB Class B	8,786
171	Boliden AB	5,336
2,366	H & M Hennes & Mauritz AB Class B	41,465
1,396	Industrivarden AB Class C	45,477
235	Sandvik AB	5,086
500	Securitas AB Class B	4,891
2,541	Skandinaviska Enskilda Banken AB Class A	34,996
925	SKF AB Class B	18,476
18,802	Telefonaktiebolaget LM Ericsson Class B	117,743
4,705	Volvo AB Class B	122,179
		404,435
	Switzerland - 2.2%
489	Kuehne & Nagel International AG	168,374
1,257	Novartis AG	126,753
251	Sandoz Group AG*	8,070
108	Swisscom AG	64,929
22	Zurich Insurance Group AG	11,491
		379,617
	Taiwan - 7.5%
22,000	ASE Technology Holding Co. Ltd.	96,773
47,000	Chicony Electronics Co. Ltd.	267,998
27,800	Hon Hai Precision Industry Co. Ltd.	94,658
3,000	International Games System Co. Ltd.	70,771
28,000	King Yuan Electronics Co. Ltd.	77,457
15,000	Lite-On Technology Corp.	57,184
1,000	Makalot Industrial Co. Ltd.	11,551
1,000	MediaTek, Inc.	33,072
4,000	Micro-Star International Co. Ltd.	26,588
6,000	Novatek Microelectronics Corp.	101,074
27,000	Pegatron Corp.	76,802
15,000	Pou Chen Corp.	15,102
13,000	Powertech Technology, Inc.	59,725
1,000	President Chain Store Corp.	8,781
17,000	Qisda Corp.	26,588
5,000	Quanta Computer, Inc.	36,575
15,000	Tripod Technology Corp.	95,306
19,000	Uni-President Enterprises Corp.	46,122
19,000	United Microelectronics Corp.	32,564
15,000	Wistron Corp.	48,191
6,000	Zhen Ding Technology Holding Ltd.	21,310
		1,304,192
	Thailand - 2.4%
15,678	Advanced Info Service PCL NVDR	99,674
112,500	AP Thailand PCL NVDR	37,245
18,400	Bangchak Corp. PCL NVDR	23,450
5,700	Bangkok Dusit Medical Services PCL NVDR	4,634
59,600	Banpu PCL NVDR	11,874
155,500	Krung Thai Bank PCL NVDR	83,826
1,100	PTT Exploration & Production PCL NVDR	4,818
12,000	PTT PCL NVDR	12,569
842,500	Sansiri PCL NVDR	43,689
8,200	SCB X PCL NVDR	25,465
117,300	Supalai PCL NVDR	63,921
34,200	WHA Corp. PCL NVDR	5,310
		416,475
	Turkey - 1.9%
69,668	Akbank TAS	86,147

17

Hartford Multifactor Diversified International ETF
Schedule of Investments – (continued)
December 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	Turkey - 1.9% - (continued)
4,247	BIM Birlesik Magazalar AS	$ 43,248
25,704	Haci Omer Sabanci Holding AS	52,611
7,594	KOC Holding AS	36,461
11,506	Mavi Giyim Sanayi Ve Ticaret AS Class B(1)	45,387
360	Migros Ticaret AS	4,083
3,174	Sok Marketler Ticaret AS	5,798
280	Tofas Turk Otomobil Fabrikasi AS	1,991
15,497	Turkiye Is Bankasi AS Class C	12,257
2,089	Turkiye Petrol Rafinerileri AS	10,115
17,239	Turkiye Sise ve Cam Fabrikalari AS	26,745
22,452	Yapi ve Kredi Bankasi AS	14,854
		339,697
	United Kingdom - 4.6%
3,621	3i Group PLC	111,755
909	AstraZeneca PLC ADR	61,221
4,672	B&M European Value Retail SA	33,365
7,002	BAE Systems PLC	99,125
134	BP PLC ADR	4,744
80,010	Centrica PLC	143,458
9,000	CK Hutchison Holdings Ltd.	48,236
19,200	HSBC Holdings PLC	154,907
1,668	Imperial Brands PLC	38,413
6,056	J Sainsbury PLC	23,361
21,660	Kingfisher PLC	67,180
37,111	Lloyds Banking Group PLC	22,571
		808,336
	United States - 4.0%
3,305	GSK PLC ADR	122,483
439	Nestle SA	50,861
508	Roche Holding AG	147,574
1,495	Sanofi SA	148,234
178	Schneider Electric SE	35,743
8,420	Stellantis NV	196,720
		701,615
	Total Common Stocks (cost $15,270,628)	$ 17,112,758
PREFERRED STOCKS - 0.8%
	Brazil - 0.7%
12,274	Gerdau SA (Preference Shares)(4)	$ 60,036
8,197	Petroleo Brasileiro SA (Preference Shares)(4)	62,841
		122,877
	Chile - 0.1%
2,259	Embotelladora Andina SA (Preference Shares)(4)	5,665
	Total Preferred Stocks (cost $124,046)	$ 128,542
	Total Long-Term Investments (cost $15,394,674)	$ 17,241,300
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.1%
	Securities Lending Collateral - 0.1%
4,542	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.25%(5)		$ 4,542
15,140	HSBC U.S. Government Money Market Fund, Institutional Class, 5.31%(5)		15,140
4,542	Invesco Government & Agency Portfolio, Institutional Class, 5.28%(5)		4,542
4,542	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.27%(5)		4,542
	Total Short-Term Investments (cost $28,766)		$ 28,766
	Total Investments (cost $15,423,440)	99.3%	$ 17,270,066
	Other Assets and Liabilities	0.7%	115,665
	Total Net Assets	100.0%	$ 17,385,731
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At December 31, 2023, the aggregate value of these securities was $347,809, representing 2.0% of net assets.
(2)	Represents entire or partial securities on loan.
(3)	Investment valued using significant unobservable inputs.
(4)	Currently no rate available.
(5)	Current yield as of period end.

18

Hartford Multifactor Diversified International ETF
Schedule of Investments – (continued)
December 31, 2023  (Unaudited)

Futures Contracts Outstanding at December 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	1	03/15/2024	$ 112,620	$ 4,513
Total futures contracts				$ 4,513
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 1,543,377	$ 1,543,377	$ —	$ —
Austria	40,452	40,452	—	—
Belgium	18,348	18,348	—	—
Brazil	153,156	153,156	—	—
Canada	862,958	862,958	—	—
China	1,928,046	1,928,046	—	—
Denmark	201,787	201,787	—	—
Finland	44,951	44,951	—	—
France	583,162	583,162	—	—
Germany	398,326	398,326	—	—
Hong Kong	308,734	308,734	—	—
India	128,986	128,986	—	—
Indonesia	370,194	370,194	—	—
Israel	427,384	427,384	—	—
Italy	163,640	163,640	—	—
Japan	2,559,279	2,559,279	—	—
Malaysia	391,109	391,109	—	—
Mexico	191,838	191,838	—	—
Netherlands	152,451	152,451	—	—
New Zealand	269,006	269,006	—	—
Norway	200,702	200,702	—	—
Philippines	126,636	126,636	—	—
Poland	103,574	103,574	—	—
Portugal	11,835	11,835	—	—
Russia	—	—	—	—
Singapore	329,728	329,728	—	—
South Africa	32,272	32,272	—	—
South Korea	1,032,243	1,032,243	—	—
Spain	184,217	184,217	—	—
Sweden	404,435	404,435	—	—
Switzerland	379,617	379,617	—	—
Taiwan	1,304,192	1,304,192	—	—
Thailand	416,475	416,475	—	—
Turkey	339,697	339,697	—	—
United Kingdom	808,336	808,336	—	—
United States	701,615	701,615	—	—
Preferred Stocks	128,542	128,542	—	—
Short-Term Investments	28,766	28,766	—	—
Futures Contracts(2)	4,513	4,513	—	—
Total	$ 17,274,579	$ 17,274,579	$ —	$ —

(1)	For the period ended December 31, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended December 31, 2023 is not presented.
19

Hartford Multifactor Emerging Markets ETF
Schedule of Investments
December 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.0%
	Brazil - 2.0%
2,328	Banco do Brasil SA	$ 26,546
1,869	Equatorial Energia SA	13,743
2,036	Raia Drogasil SA	12,323
4,162	Suzano SA	47,664
7,129	Telefonica Brasil SA	78,428
12,760	TIM SA	47,099
9,318	Vale SA ADR	147,783
		373,586
	Chile - 0.9%
204,877	Banco de Chile	24,279
467	Banco Santander Chile ADR	9,102
4,781	Cencosud SA	9,061
136,663	Colbun SA	21,878
13,432	Empresas CMPC SA	26,148
494,145	Enel Chile SA	32,247
779	Sociedad Quimica y Minera de Chile SA ADR(1)	46,911
		169,626
	China - 20.2%
408,000	Agricultural Bank of China Ltd. Class H	157,274
8,900	Alibaba Group Holding Ltd.	86,167
2,000	Anhui Conch Cement Co. Ltd. Class H	4,621
3,800	ANTA Sports Products Ltd.	36,863
433,000	Bank of China Ltd. Class H	165,247
197,000	Bank of Communications Co. Ltd. Class H	122,864
2,500	BYD Co. Ltd. Class H	68,643
217,000	China CITIC Bank Corp. Ltd. Class H	102,267
325,000	China Construction Bank Corp. Class H	193,538
134,000	China Everbright Bank Co. Ltd. Class H	39,813
20,000	China Life Insurance Co. Ltd. Class H	25,920
26,000	China Merchants Bank Co. Ltd. Class H	90,567
220,500	China Minsheng Banking Corp. Ltd. Class H	74,831
16,000	China Overseas Land & Investment Ltd.	28,195
29,200	China Pacific Insurance Group Co. Ltd. Class H	58,934
148,000	China Petroleum & Chemical Corp. Class H	77,520
206,000	China Railway Group Ltd. Class H	91,807
20,000	China Resources Land Ltd.	71,716
12,000	China Resources Power Holdings Co. Ltd.	24,035
33,500	China Shenhua Energy Co. Ltd. Class H	114,762
1,596,000	China Tower Corp. Ltd. Class H(2)	167,601
39,600	China Vanke Co. Ltd. Class H	36,615
92,000	CITIC Ltd.	91,899
142,000	COSCO SHIPPING Holdings Co. Ltd. Class H	142,754
110,000	CSPC Pharmaceutical Group Ltd.	102,273
3,100	ENN Energy Holdings Ltd.	22,828
20,000	GCL Technology Holdings Ltd.	3,176
10,000	Guangzhou Automobile Group Co. Ltd. Class H	4,649
16,400	Guotai Junan Securities Co. Ltd. Class H(2)	18,461
28,800	Haier Smart Home Co. Ltd. Class H	81,326
271,000	Industrial & Commercial Bank of China Ltd. Class H	132,575
5,306	JD.com, Inc. Class A	76,445
152,000	Lenovo Group Ltd.	212,567
7,000	Longfor Group Holdings Ltd.(2)	11,206
830	Meituan Class B*(2)	8,705
2,380	NetEase, Inc.	42,854
21,300	New China Life Insurance Co. Ltd. Class H	41,517
1,800	Nongfu Spring Co. Ltd. Class H(2)	10,408
373,000	People's Insurance Co. Group of China Ltd. Class H	114,644
228,000	PetroChina Co. Ltd. Class H	150,666
90,000	PICC Property & Casualty Co. Ltd. Class H	106,960
17,500	Ping An Insurance Group Co. of China Ltd. Class H	79,224
183,000	Postal Savings Bank of China Co. Ltd. Class H(2)	87,416
80,900	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	118,316
57,200	Sinopharm Group Co. Ltd. Class H	149,802
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.0% - (continued)
	China - 20.2% - (continued)
1,900	Tencent Holdings Ltd.	$ 71,440
7,400	Tianqi Lithium Corp. Class H	40,892
479	Yum China Holdings, Inc.	20,378
12,000	Zijin Mining Group Co. Ltd. Class H	19,548
20,200	ZTE Corp. Class H	45,116
338	ZTO Express Cayman, Inc.	7,012
		3,854,857
	Hong Kong - 0.3%
116,000	Sino Biopharmaceutical Ltd.	51,549
	India - 18.0%
12,568	Apollo Tyres Ltd.	68,576
6,021	Aurobindo Pharma Ltd.	78,434
3,114	Axis Bank Ltd.	41,250
1,002	Bajaj Auto Ltd.	81,848
247	Balkrishna Industries Ltd.	7,624
30,435	Bank of Baroda	84,524
7,285	Bharti Airtel Ltd.	90,365
138	Britannia Industries Ltd.	8,853
5,814	Cipla Ltd.	87,077
41,067	Coal India Ltd.	185,561
196	Divi's Laboratories Ltd.	9,195
1,815	Dr Reddy's Laboratories Ltd. ADR	126,288
298	Eicher Motors Ltd.	14,838
1,843	Embassy Office Parks REIT	7,190
50,167	GAIL India Ltd.	97,725
6,132	HCL Technologies Ltd.	108,037
2,694	Hero MotoCorp Ltd.	134,016
8,767	Hindalco Industries Ltd.	64,778
1,463	Hindustan Unilever Ltd.	46,836
1,160	ICICI Bank Ltd. ADR	27,654
22,113	Indian Oil Corp. Ltd.	34,506
1,872	Indraprastha Gas Ltd.	9,411
4,993	Infosys Ltd. ADR	91,771
17,469	ITC Ltd.	97,008
2,865	Jindal Steel & Power Ltd.	25,757
2,297	JSW Steel Ltd.	24,298
2,289	Larsen & Toubro Ltd.	96,991
6,617	Mahindra & Mahindra Ltd.	137,519
720	Maruti Suzuki India Ltd.	89,140
711	Max Healthcare Institute Ltd.	5,864
377	Mphasis Ltd.	12,412
13	MRF Ltd.	20,243
33,578	NTPC Ltd.	125,554
31,196	Oil & Natural Gas Corp. Ltd.	76,871
43,030	Power Finance Corp. Ltd.	197,843
35,079	Power Grid Corp. of India Ltd.	99,992
37,475	REC Ltd.	185,925
10,488	Samvardhana Motherson International Ltd.	12,849
1,293	Shriram Finance Ltd.	31,905
3,372	State Bank of India	26,017
5,009	Sun Pharmaceutical Industries Ltd.	75,812
294	Tata Communications Ltd.	6,255
2,465	Tata Consultancy Services Ltd.	112,370
7,210	Tata Motors Ltd.	67,578
68,975	Tata Steel Ltd.	115,713
3,955	Tech Mahindra Ltd.	60,487
242	Titan Co. Ltd.	10,689
1,130	Torrent Pharmaceuticals Ltd.	31,308
306	Tube Investments of India Ltd.	13,024
1,786	TVS Motor Co. Ltd.	43,479
31,177	Vedanta Ltd.	96,869
2,856	Wipro Ltd. ADR	15,908
		3,422,037

20

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
December 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.0% - (continued)
	Indonesia - 3.3%
164,800	Adaro Energy Indonesia Tbk. PT	$ 25,474
268,800	Astra International Tbk. PT	98,637
30,300	Bank Central Asia Tbk. PT	18,499
141,200	Bank Mandiri Persero Tbk. PT	55,482
192,200	Bank Negara Indonesia Persero Tbk. PT	67,096
293,200	Bank Rakyat Indonesia Persero Tbk. PT	109,019
26,100	Indah Kiat Pulp & Paper Tbk. PT	14,112
22,900	Indofood CBP Sukses Makmur Tbk. PT	15,728
168,900	Indofood Sukses Makmur Tbk. PT	70,754
247,700	Kalbe Farma Tbk. PT	25,901
192,200	Sumber Alfaria Trijaya Tbk. PT	36,575
235,900	Telkom Indonesia Persero Tbk. PT	60,519
27,700	United Tractors Tbk. PT	40,704
		638,500
	Malaysia - 3.3%
70,100	CELCOMDIGI Bhd.	62,243
63,746	CIMB Group Holdings Bhd.	81,157
2,800	Heineken Malaysia Bhd.	14,710
3,500	IHH Healthcare Bhd.	4,593
3,100	Kuala Lumpur Kepong Bhd.	14,721
47,144	Malayan Banking Bhd.	91,210
9,800	Maxis Bhd.	8,211
1,200	MISC Bhd.	1,904
54,900	Petronas Chemicals Group Bhd.	85,546
9,200	Petronas Gas Bhd.	34,838
28,800	Public Bank Bhd.	26,888
33,394	RHB Bank Bhd.	39,608
6,900	Telekom Malaysia Bhd.	8,334
50,400	Tenaga Nasional Bhd.	110,123
13,200	TIME dotCom Bhd.	15,513
87,700	YTL Corp. Bhd.	36,072
		635,671
	Mexico - 3.2%
6,613	America Movil SAB de CV ADR	122,473
5,582	Arca Continental SAB de CV	60,970
987	Coca-Cola Femsa SAB de CV ADR	93,410
51,682	Fibra Uno Administracion SA de CV REIT	93,082
833	Fomento Economico Mexicano SAB de CV ADR	108,582
9,234	Grupo Bimbo SAB de CV Class A	46,817
6,530	Grupo Financiero Banorte SAB de CV Class O	65,977
10,469	Kimberly-Clark de Mexico SAB de CV Class A	23,523
		614,834
	Philippines - 2.2%
34,048	Bank of the Philippine Islands	63,823
38,096	BDO Unibank, Inc.	89,779
13,300	International Container Terminal Services, Inc.	59,277
5,660	Jollibee Foods Corp.	25,696
8,200	Manila Electric Co.	59,084
45,190	Metropolitan Bank & Trust Co.	41,865
1,255	PLDT, Inc.	28,987
3,495	SM Investments Corp.	55,036
		423,547
	Poland - 2.7%
23	LPP SA	94,696
5,671	ORLEN SA	94,463
1,412	PGE Polska Grupa Energetyczna SA*	3,116
9,136	Powszechna Kasa Oszczednosci Bank Polski SA*	116,911
16,573	Powszechny Zaklad Ubezpieczen SA	199,226
		508,412
	Russia - 0.0%
70,980	Gazprom PJSC*(3)	—
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.0% - (continued)
	Russia - 0.0% - (continued)
3,097	Gazprom PJSC ADR*(3)	$ —
310	LUKOIL PJSC*(3)	—
87	LUKOIL PJSC ADR*(3)	—
387	MMC Norilsk Nickel PJSC*(3)	—
7	MMC Norilsk Nickel PJSC ADR*(3)	—
64,472	Sberbank of Russia PJSC*(3)	—
172	Yandex NV Class A*(3)	—
		—
	South Africa - 3.4%
1,472	Absa Group Ltd.	13,177
19,564	FirstRand Ltd.	78,641
8,705	Gold Fields Ltd. ADR	125,874
17,404	Growthpoint Properties Ltd. REIT	11,116
1,482	Mr Price Group Ltd.	12,708
15,085	MTN Group Ltd.	95,274
51	Naspers Ltd. Class N	8,723
1,517	Nedbank Group Ltd.	17,937
11,203	Old Mutual Ltd.	8,001
5,270	Remgro Ltd.	46,823
549	Sasol Ltd.	5,562
615	Shoprite Holdings Ltd.	9,250
3,063	Sibanye Stillwater Ltd. ADR(1)	16,632
10,584	Standard Bank Group Ltd.	120,439
19,572	Woolworths Holdings Ltd.	77,271
		647,428
	South Korea - 13.1%
2,351	Coway Co. Ltd.	104,416
2,746	DB HiTek Co. Ltd.	124,944
969	DB Insurance Co. Ltd.	62,975
2,227	Doosan Bobcat, Inc.	87,150
1,583	Hana Financial Group, Inc.	53,344
1,953	Hankook Tire & Technology Co. Ltd.	68,846
137	Hotel Shilla Co. Ltd.	6,957
499	Hyundai Glovis Co. Ltd.	74,197
599	Hyundai Mobis Co. Ltd.	110,228
671	Hyundai Motor Co.	106,024
80	Hyundai Steel Co.	2,267
60	KB Financial Group, Inc.	2,520
2,844	Kia Corp.	220,825
1,296	Korean Air Lines Co. Ltd.*	24,050
3,093	KT Corp.	82,615
1,248	KT&G Corp.	84,208
163	Kumho Petrochemical Co. Ltd.	16,820
277	LG Corp.	18,475
1,155	LG Electronics, Inc.	91,295
225	LG Innotek Co. Ltd.	41,841
17,025	LG Uplus Corp.	135,232
247	LS Corp.	17,874
34	NCSoft Corp.	6,349
305	Orion Corp.	27,495
298	POSCO Holdings, Inc.	115,577
351	Samsung C&T Corp.	35,294
710	Samsung Electro-Mechanics Co. Ltd.	84,457
3,260	Samsung Electronics Co. Ltd.	198,703
664	Samsung Engineering Co. Ltd.*	14,952
516	Samsung Fire & Marine Insurance Co. Ltd.	105,372
253	Samsung Life Insurance Co. Ltd.	13,574
89	Samsung SDI Co. Ltd.	32,618
790	Samsung SDS Co. Ltd.	104,278
583	Shinhan Financial Group Co. Ltd.	18,175
1,363	SK Hynix, Inc.	149,751
4,308	Woori Financial Group, Inc.	43,485
		2,487,183

21

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
December 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.0% - (continued)
	Taiwan - 17.5%
2,000	Accton Technology Corp.	$ 34,082
35,000	Acer, Inc.	61,354
1,000	Advantech Co. Ltd.	12,121
38,000	ASE Technology Holding Co. Ltd.	167,153
2,000	Asustek Computer, Inc.	31,899
6,000	Catcher Technology Co. Ltd.	37,927
21,000	Cheng Shin Rubber Industry Co. Ltd.	30,723
40,000	Chicony Electronics Co. Ltd.	228,084
11,000	Chunghwa Telecom Co. Ltd.	43,010
53,000	Compal Electronics, Inc.	68,818
3,000	Delta Electronics, Inc.	30,645
7,000	Far EasTone Telecommunications Co. Ltd.	18,201
1,240	Feng TAY Enterprise Co. Ltd.	7,071
1,000	Fubon Financial Holding Co. Ltd.	2,111
1,000	Gigabyte Technology Co. Ltd.	8,667
3,000	Gold Circuit Electronics Ltd.	21,310
48,224	Hon Hai Precision Industry Co. Ltd.	164,201
5,000	International Games System Co. Ltd.	117,952
39,000	Inventec Corp.	67,096
41,000	King Yuan Electronics Co. Ltd.	113,419
500	Largan Precision Co. Ltd.	46,757
21,245	Lite-On Technology Corp.	80,991
7,000	Makalot Industrial Co. Ltd.	80,856
4,000	MediaTek, Inc.	132,288
14,000	Micro-Star International Co. Ltd.	93,058
9,000	Novatek Microelectronics Corp.	151,610
32,000	Pegatron Corp.	91,025
89,000	Pou Chen Corp.	89,608
19,000	Powerchip Semiconductor Manufacturing Corp.	18,232
21,000	Powertech Technology, Inc.	96,479
3,000	President Chain Store Corp.	26,344
49,000	Qisda Corp.	76,636
11,000	Quanta Computer, Inc.	80,465
5,000	Realtek Semiconductor Corp.	76,815
10,000	Sino-American Silicon Products, Inc.	63,863
17,484	SinoPac Financial Holdings Co. Ltd.	11,223
14,000	Synnex Technology International Corp.	32,023
22,000	Taishin Financial Holding Co. Ltd.	12,975
15,000	Taiwan Mobile Co. Ltd.	48,191
1,099	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	114,296
16,000	Tripod Technology Corp.	101,660
17,000	Unimicron Technology Corp.	97,489
25,000	Uni-President Enterprises Corp.	60,687
65,000	United Microelectronics Corp.	111,403
6,000	Vanguard International Semiconductor Corp.	15,933
27,125	Winbond Electronics Corp.	26,912
27,686	Wistron Corp.	88,947
1,000	Wiwynn Corp.	59,465
1,000	Yuanta Financial Holding Co. Ltd.	899
23,000	Zhen Ding Technology Holding Ltd.	81,687
		3,334,661
	Thailand - 3.9%
23,363	Advanced Info Service PCL NVDR	148,532
117,400	AP Thailand PCL NVDR	38,867
8,900	Bangchak Corp. PCL NVDR	11,343
87,100	Bangkok Dusit Medical Services PCL NVDR	70,813
57,100	Banpu PCL NVDR	11,376
3,300	Bumrungrad Hospital PCL NVDR	21,463
21,000	CP ALL PCL NVDR	34,454
39,600	Home Product Center PCL NVDR	13,574
109,900	Krung Thai Bank PCL NVDR	59,244
8,000	PTT Exploration & Production PCL NVDR	35,040
28,500	PTT Oil & Retail Business PCL NVDR	15,948
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.0% - (continued)
	Thailand - 3.9% - (continued)
67,300	PTT PCL NVDR	$ 70,489
1,229,200	Sansiri PCL NVDR	63,742
8,200	SCB X PCL NVDR	25,466
5,100	Siam Cement PCL NVDR	45,722
89,800	Supalai PCL NVDR	48,935
128,200	WHA Corp. PCL NVDR	19,907
		734,915
	Turkey - 2.4%
86,493	Akbank TAS	106,952
7,019	BIM Birlesik Magazalar AS	71,476
1,924	Dogus Otomotiv Servis ve Ticaret AS	16,742
1,776	Ford Otomotiv Sanayi AS	44,469
7,521	Haci Omer Sabanci Holding AS	15,394
12,570	KOC Holding AS	60,352
9,685	Mavi Giyim Sanayi Ve Ticaret AS Class B(2)	38,203
1,670	Tofas Turk Otomobil Fabrikasi AS	11,874
2,318	Turk Hava Yollari AO*	17,942
4,153	Turkcell Iletisim Hizmetleri AS	7,889
12,891	Turkiye Is Bankasi AS Class C	10,196
5,617	Turkiye Petrol Rafinerileri AS	27,197
14,228	Turkiye Sise ve Cam Fabrikalari AS	22,074
7,207	Yapi ve Kredi Bankasi AS	4,768
		455,528
	United Kingdom - 0.2%
2,191	Anglogold Ashanti PLC	40,950
1,068	Investec PLC	7,240
		48,190
	United States - 0.4%
13,753	JBS SA	70,526
	Total Common Stocks (cost $16,718,016)	$ 18,471,050
PREFERRED STOCKS - 3.3%
	Brazil - 2.8%
20,180	Banco Bradesco SA (Preference Shares)(4)	$ 70,997
13,489	Cia Energetica de Minas Gerais (Preference Shares)(4)	31,879
21,087	Gerdau SA (Preference Shares)(4)	103,143
13,627	Itau Unibanco Holding SA (Preference Shares)(4)	95,296
26,619	Itausa SA (Preference Shares)(4)	56,826
22,140	Petroleo Brasileiro SA (Preference Shares)(4)	169,733
		527,874
	Chile - 0.1%
10,245	Embotelladora Andina SA (Preference Shares)(4)	25,692
	Colombia - 0.4%
10,218	Bancolombia SA (Preference Shares)(4)	78,916
	Total Preferred Stocks (cost $505,789)	$ 632,482
	Total Long-Term Investments (cost $17,223,805)	$ 19,103,532
SHORT-TERM INVESTMENTS - 0.2%
	Securities Lending Collateral - 0.2%
6,369	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.25%(5)	$ 6,369
21,231	HSBC U.S. Government Money Market Fund, Institutional Class, 5.31%(5)	21,231
6,369	Invesco Government & Agency Portfolio, Institutional Class, 5.28%(5)	6,369

22

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
December 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.2% - (continued)
	Securities Lending Collateral - 0.2% - (continued)
6,369	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.27%(5)		$ 6,369
	Total Short-Term Investments (cost $40,338)		$ 40,338
	Total Investments (cost $17,264,143)	100.5%	$ 19,143,870
	Other Assets and Liabilities	(0.5)%	(98,320)
	Total Net Assets	100.0%	$ 19,045,550
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At December 31, 2023, the aggregate value of these securities was $342,000, representing 1.8% of net assets.
(3)	Investment valued using significant unobservable inputs.
(4)	Currently no rate available.
(5)	Current yield as of period end.

Futures Contracts Outstanding at December 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI Emerging Markets Index Future	2	03/15/2024	$ 103,370	$ 3,717
Total futures contracts				$ 3,717
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
23

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
December 31, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Brazil	$ 373,586	$ 373,586	$ —	$ —
Chile	169,626	169,626	—	—
China	3,854,857	3,854,857	—	—
Hong Kong	51,549	51,549	—	—
India	3,422,037	3,422,037	—	—
Indonesia	638,500	638,500	—	—
Malaysia	635,671	635,671	—	—
Mexico	614,834	614,834	—	—
Philippines	423,547	423,547	—	—
Poland	508,412	508,412	—	—
Russia	—	—	—	—
South Africa	647,428	647,428	—	—
South Korea	2,487,183	2,487,183	—	—
Taiwan	3,334,661	3,334,661	—	—
Thailand	734,915	734,915	—	—
Turkey	455,528	455,528	—	—
United Kingdom	48,190	48,190	—	—
United States	70,526	70,526	—	—
Preferred Stocks	632,482	632,482	—	—
Short-Term Investments	40,338	40,338	—	—
Futures Contracts(2)	3,717	3,717	—	—
Total	$ 19,147,587	$ 19,147,587	$ —	$ —

(1)	For the period ended December 31, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended December 31, 2023 is not presented.
24

Hartford Multifactor Small Cap ETF
Schedule of Investments
December 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4%
	Automobiles & Components - 1.6%
4,986	Garrett Motion, Inc.*	$ 48,215
739	LCI Industries	92,900
1,938	Patrick Industries, Inc.	194,478
4,658	Standard Motor Products, Inc.	185,435
823	Winnebago Industries, Inc.	59,980
		581,008
	Banks - 8.5%
1,733	American National Bankshares, Inc.	84,484
1,263	Ameris Bancorp	67,002
2,212	Associated Banc-Corp.	47,315
1,546	Banner Corp.	82,804
454	Capital City Bank Group, Inc.	13,361
870	Cathay General Bancorp	38,776
910	Central Pacific Financial Corp.	17,909
322	City Holding Co.	35,504
1,293	CNB Financial Corp.	29,209
456	Community Trust Bancorp, Inc.	20,000
561	Enterprise Financial Services Corp.	25,049
142	Esquire Financial Holdings, Inc.	7,094
541	Farmers National Banc Corp.(1)	7,817
1,135	Financial Institutions, Inc.	24,175
172	First Bancorp	6,366
5,354	First BanCorp	88,073
4,210	First Busey Corp.	104,492
2,052	First Financial Corp.	88,298
1,689	First Hawaiian, Inc.	38,611
389	First Merchants Corp.	14,424
5,540	Fulton Financial Corp.	91,188
187	Great Southern Bancorp, Inc.	11,098
4,831	Hanmi Financial Corp.	93,721
756	Heartland Financial USA, Inc.	28,433
9,264	Heritage Commerce Corp.	91,899
2,843	Heritage Financial Corp.	60,812
2,873	Hilltop Holdings, Inc.	101,158
5,995	Hope Bancorp, Inc.	72,420
3,444	Independent Bank Corp.	89,613
2,339	International Bancshares Corp.	127,054
1,788	Midland States Bancorp, Inc.	49,277
1,630	NBT Bancorp, Inc.	68,313
5,884	Northeast Community Bancorp, Inc.	104,382
2,233	Northrim BanCorp, Inc.	127,750
4,992	Northwest Bancshares, Inc.	62,300
2,376	OceanFirst Financial Corp.	41,247
5,241	OFG Bancorp	196,433
325	Park National Corp.	43,179
734	Peoples Bancorp, Inc.	24,780
1,452	Preferred Bank	106,069
1,013	Renasant Corp.	34,118
3,235	S&T Bancorp, Inc.	108,114
653	Simmons First National Corp. Class A	12,956
4,412	Towne Bank	131,301
903	TriCo Bancshares	38,802
6,441	TrustCo Bank Corp.	199,993
1,295	Trustmark Corp.	36,105
3,341	Univest Financial Corp.	73,602
337	WaFd, Inc.	11,108
2,758	WesBanco, Inc.	86,518
		3,164,506
	Capital Goods - 6.7%
74	Alamo Group, Inc.	15,554
352	American Woodmark Corp.*	32,683
2,688	Apogee Enterprises, Inc.	143,566
2,072	Argan, Inc.	96,949
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Capital Goods - 6.7% - (continued)
987	BlueLinx Holdings, Inc.*	$ 111,837
828	Core & Main, Inc. Class A*	33,459
1,799	Encore Wire Corp.	384,266
157	Federal Signal Corp.	12,048
2,992	GMS, Inc.*	246,631
10,295	Hudson Technologies, Inc.*	138,880
1,040	IES Holdings, Inc.*	82,389
1,792	Insteel Industries, Inc.	68,616
184	Kadant, Inc.	51,577
189	Limbach Holdings, Inc.*	8,594
2,034	LSI Industries, Inc.	28,639
335	McGrath RentCorp	40,073
1,972	Miller Industries, Inc.	83,396
375	MYR Group, Inc.*	54,236
857	Preformed Line Products Co.	114,718
3,702	Quanex Building Products Corp.	113,170
8,008	Rush Enterprises, Inc. Class A	402,802
84	Standex International Corp.	13,304
1,196	Tennant Co.	110,857
3,753	Wabash National Corp.	96,152
		2,484,396
	Commercial & Professional Services - 4.3%
857	Barrett Business Services, Inc.	99,241
3,056	Brady Corp. Class A	179,357
1,591	CSG Systems International, Inc.	84,657
1,588	Deluxe Corp.	34,063
7,358	Ennis, Inc.	161,214
526	Healthcare Services Group, Inc.*	5,455
4,602	Heidrick & Struggles International, Inc.	135,897
6,973	HNI Corp.	291,680
4,098	Kelly Services, Inc. Class A	88,599
2,960	Kforce, Inc.	199,977
1,166	RCM Technologies, Inc.*	33,861
14,253	Resources Connection, Inc.	201,965
1,016	Steelcase, Inc. Class A	13,736
518	TrueBlue, Inc.*	7,946
339	UniFirst Corp.	62,006
		1,599,654
	Consumer Discretionary Distribution & Retail - 5.4%
7,124	Aaron's Co., Inc.	77,509
7,844	Buckle, Inc.	372,747
1,950	Build-A-Bear Workshop, Inc.	44,830
3,184	Caleres, Inc.	97,844
1,350	Camping World Holdings, Inc. Class A	35,451
621	Dillard's, Inc. Class A	250,667
735	Group 1 Automotive, Inc.	223,984
7,882	Haverty Furniture Cos., Inc.	279,811
1,794	Hibbett, Inc.	129,204
285	J Jill, Inc.*	7,347
566	MarineMax, Inc.*	22,017
2,090	Nordstrom, Inc.	38,561
1,197	ODP Corp.*	67,391
52	Penske Automotive Group, Inc.	8,347
1,220	Shoe Carnival, Inc.	36,856
604	Signet Jewelers Ltd.	64,785
7,413	Upbound Group, Inc.	251,820
		2,009,171
	Consumer Durables & Apparel - 6.8%
1,494	Acushnet Holdings Corp.	94,376
669	Carter's, Inc.	50,101
1,011	Century Communities, Inc.	92,142
1,335	Dream Finders Homes, Inc. Class A*	47,433

25

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued)
December 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Consumer Durables & Apparel - 6.8% - (continued)
8,740	Ethan Allen Interiors, Inc.	$ 278,981
548	Green Brick Partners, Inc.*	28,463
325	JAKKS Pacific, Inc.*	11,554
1,210	Johnson Outdoors, Inc. Class A	64,638
3,610	Kontoor Brands, Inc.	225,336
5,833	La-Z-Boy, Inc.	215,354
8,021	Levi Strauss & Co. Class A	132,667
1,182	M/I Homes, Inc.*	162,809
5,067	MDC Holdings, Inc.	279,952
7,432	Movado Group, Inc.	224,075
1,521	Oxford Industries, Inc.	152,100
11,921	Smith & Wesson Brands, Inc.	161,649
579	Steven Madden Ltd.	24,318
3,945	Sturm Ruger & Co., Inc.	179,300
2,159	Tri Pointe Homes, Inc.*	76,429
848	Worthington Enterprises, Inc.	48,802
		2,550,479
	Consumer Services - 1.0%
11,760	Perdoceo Education Corp.	206,506
2,784	Stride, Inc.*	165,286
		371,792
	Consumer Staples Distribution & Retail - 2.2%
1,255	Andersons, Inc.	72,213
3,896	Ingles Markets, Inc. Class A	336,498
299	PriceSmart, Inc.	22,658
5,759	SpartanNash Co.	132,169
3,917	Weis Markets, Inc.	250,531
		814,069
	Energy - 2.0%
1,031	California Resources Corp.	56,375
2,534	CNX Resources Corp.*	50,680
3,998	Comstock Resources, Inc.	35,382
1,918	CONSOL Energy, Inc.	192,817
4,356	CVR Energy, Inc.	131,987
558	Dorian LPG Ltd.	24,479
19,259	Evolution Petroleum Corp.	111,895
5,765	FutureFuel Corp.	35,051
226	Gulfport Energy Corp.*	30,103
321	Par Pacific Holdings, Inc.*	11,675
2,403	Peabody Energy Corp.	58,441
360	Riley Exploration Permian, Inc.	9,806
		748,691
	Equity Real Estate Investment Trusts (REITs) - 3.1%
68	Alexander's, Inc. REIT	14,523
6,704	Alpine Income Property Trust, Inc. REIT	113,365
3,597	Armada Hoffler Properties, Inc. REIT	44,495
1,686	Brandywine Realty Trust REIT	9,104
1,752	Broadstone Net Lease, Inc. REIT	30,170
3,313	BRT Apartments Corp. REIT	61,589
381	Centerspace REIT	22,174
3,307	COPT Defense Properties REIT	84,758
6,136	CTO Realty Growth, Inc. REIT	106,337
22,279	Diversified Healthcare Trust REIT	83,324
731	Easterly Government Properties, Inc. REIT	9,825
528	Empire State Realty Trust, Inc. Class A, REIT	5,116
1,583	EPR Properties REIT	76,696
7,757	Equity Commonwealth REIT	148,934
3,435	Getty Realty Corp. REIT	100,371
2,288	Global Net Lease, Inc. REIT	22,766
94	Innovative Industrial Properties, Inc. REIT	9,477
1,562	LTC Properties, Inc. REIT	50,172
10,745	LXP Industrial Trust REIT	106,590
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Equity Real Estate Investment Trusts (REITs) - 3.1% - (continued)
2,440	Physicians Realty Trust REIT	$ 32,476
3,885	Piedmont Office Realty Trust, Inc. Class A, REIT	27,622
626	UMH Properties, Inc. REIT	9,590
		1,169,474
	Financial Services - 4.0%
3,966	A-Mark Precious Metals, Inc.	119,971
325	Arbor Realty Trust, Inc. REIT(1)	4,934
988	Bread Financial Holdings, Inc.	32,545
553	Cass Information Systems, Inc.	24,913
5,468	Chicago Atlantic Real Estate Finance, Inc. REIT	88,472
5,044	Enact Holdings, Inc.	145,721
409	EVERTEC, Inc.	16,744
3,816	EZCORP, Inc. Class A*	33,352
1,374	Franklin BSP Realty Trust, Inc. REIT	18,563
8,904	Jackson Financial, Inc. Class A	455,885
356	Merchants Bancorp	15,158
3,597	Oppenheimer Holdings, Inc. Class A	148,628
189	PennyMac Financial Services, Inc.	16,702
2,219	PROG Holdings, Inc.*	68,589
2,210	TPG, Inc.	95,406
12,273	UWM Holdings Corp.(1)	87,752
3,135	Virtu Financial, Inc. Class A	63,515
3,877	Waterstone Financial, Inc.	55,053
		1,491,903
	Food, Beverage & Tobacco - 3.2%
7,056	Cal-Maine Foods, Inc.	404,944
341	Coca-Cola Consolidated, Inc.	316,584
2,476	John B Sanfilippo & Son, Inc.	255,127
1,336	Universal Corp.	89,940
12,419	Vector Group Ltd.	140,086
		1,206,681
	Health Care Equipment & Services - 9.1%
949	Addus HomeCare Corp.*	88,115
112	Atrion Corp.	42,425
1,163	Avanos Medical, Inc.*	26,086
4,372	Computer Programs & Systems, Inc.*	48,966
915	CorVel Corp.*	226,197
13,286	Cross Country Healthcare, Inc.*	300,795
12,205	Embecta Corp.	231,041
9,380	GoodRx Holdings, Inc. Class A*	62,846
2,945	HealthStream, Inc.	79,603
272	Integer Holdings Corp.*	26,950
1,594	iRadimed Corp.	75,667
2,980	LeMaitre Vascular, Inc.	169,145
1,919	National HealthCare Corp.	177,354
2,373	National Research Corp.	93,876
30,287	OraSure Technologies, Inc.*	248,353
4,062	Owens & Minor, Inc.*	78,275
11,166	Patterson Cos., Inc.	317,673
11,146	Premier, Inc. Class A	249,225
1,676	Select Medical Holdings Corp.	39,386
3,820	Semler Scientific, Inc.*	169,188
5,678	Tactile Systems Technology, Inc.*	81,195
1,377	UFP Technologies, Inc.*	236,899
3,974	Varex Imaging Corp.*	81,467
9,790	Veradigm, Inc.*	102,697
13,506	Zynex, Inc.*	147,080
		3,400,504
	Household & Personal Products - 0.7%
2,283	Medifast, Inc.	153,463

26

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued)
December 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Household & Personal Products - 0.7% - (continued)
249	Nu Skin Enterprises, Inc. Class A	$ 4,836
1,698	Oil-Dri Corp. of America	113,902
		272,201
	Insurance - 4.1%
3,514	American Equity Investment Life Holding Co.*	196,081
8,904	CNO Financial Group, Inc.	248,422
4,680	Employers Holdings, Inc.	184,392
30,947	Genworth Financial, Inc. Class A*	206,726
2,117	Horace Mann Educators Corp.	69,226
519	National Western Life Group, Inc. Class A	250,688
1,564	Safety Insurance Group, Inc.	118,848
4,599	Stewart Information Services Corp.	270,191
		1,544,574
	Materials - 6.9%
2,811	AdvanSix, Inc.	84,218
1,415	Alpha Metallurgical Resources, Inc.	479,572
2,085	Arch Resources, Inc.	345,985
3,208	Core Molding Technologies, Inc.*	59,444
3,506	Greif, Inc. Class A	229,959
1,824	Mercer International, Inc.	17,291
1,585	Myers Industries, Inc.	30,987
339	NewMarket Corp.	185,036
1,397	Olympic Steel, Inc.	93,180
14,132	Ramaco Resources, Inc. Class A	242,788
6,558	Ryerson Holding Corp.	227,431
64	Stepan Co.	6,051
15,456	SunCoke Energy, Inc.	165,997
566	Sylvamo Corp.	27,796
6,114	Warrior Met Coal, Inc.	372,771
848	Worthington Steel, Inc.*	23,829
		2,592,335
	Media & Entertainment - 1.6%
1,706	Cargurus, Inc.*	41,217
4,266	Entravision Communications Corp. Class A	17,789
3,644	John Wiley & Sons, Inc. Class A	115,661
8,424	Playstudios, Inc.*	22,829
3,652	Scholastic Corp.	137,680
754	Shutterstock, Inc.	36,403
2,634	Sinclair, Inc.	34,321
5,532	TEGNA, Inc.	84,640
4,340	Thryv Holdings, Inc.*	88,319
		578,859
	Pharmaceuticals, Biotechnology & Life Sciences - 8.6%
4,943	ACADIA Pharmaceuticals, Inc.*	154,765
6,188	Amphastar Pharmaceuticals, Inc.*	382,728
495	Arcturus Therapeutics Holdings, Inc.*	15,607
41,782	Assertio Holdings, Inc.*	44,707
18,064	Catalyst Pharmaceuticals, Inc.*	303,656
4,639	Collegium Pharmaceutical, Inc.*	142,788
9,924	Corcept Therapeutics, Inc.*	322,332
14,842	Dynavax Technologies Corp.*	207,491
5,196	Eagle Pharmaceuticals, Inc.*	27,175
2,413	Harmony Biosciences Holdings, Inc.*	77,940
3,301	Harrow, Inc.*	36,971
2,612	Harvard Bioscience, Inc.*	13,974
12,463	Innoviva, Inc.*	199,907
14,878	Ironwood Pharmaceuticals, Inc.*	170,204
11,666	Kiniksa Pharmaceuticals Ltd. Class A*	204,622
2,228	Maravai LifeSciences Holdings, Inc. Class A*	14,593
12,779	Organogenesis Holdings, Inc.*	52,266
6,419	Phibro Animal Health Corp. Class A	74,332
2,915	Prestige Consumer Healthcare, Inc.*	178,456
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 8.6% - (continued)
26,628	SIGA Technologies, Inc.	$ 149,117
6,668	Supernus Pharmaceuticals, Inc.*	192,972
3,081	UroGen Pharma Ltd.*	46,215
1,153	Vir Biotechnology, Inc.*	11,599
18,845	Voyager Therapeutics, Inc.*	159,052
1,845	Zymeworks, Inc.*	19,170
		3,202,639
	Real Estate Management & Development - 1.6%
6,216	Forestar Group, Inc.*	205,563
7,717	Kennedy-Wilson Holdings, Inc.	95,537
2,433	Marcus & Millichap, Inc.	106,273
2,833	Newmark Group, Inc. Class A	31,050
5,747	RMR Group, Inc. Class A	162,238
		600,661
	Semiconductors & Semiconductor Equipment - 2.7%
10,938	Amkor Technology, Inc.	363,907
450	Cohu, Inc.*	15,926
4,843	Kulicke & Soffa Industries, Inc.	265,009
755	NVE Corp.	59,215
9,374	Photronics, Inc.*	294,062
		998,119
	Software & Services - 1.9%
9,443	A10 Networks, Inc.	124,364
10,035	Adeia, Inc.	124,334
7,193	Hackett Group, Inc.	163,784
2,146	InterDigital, Inc.	232,927
1,316	Progress Software Corp.	71,459
		716,868
	Technology Hardware & Equipment - 6.0%
5,054	Bel Fuse, Inc. Class B	337,455
5,538	Benchmark Electronics, Inc.	153,070
2,277	Climb Global Solutions, Inc.	124,848
899	CompoSecure, Inc.*(1)	4,855
1,562	Daktronics, Inc.*	13,246
3,990	ePlus, Inc.*	318,562
2,707	Immersion Corp.	19,111
767	Kimball Electronics, Inc.*	20,671
795	Methode Electronics, Inc.	18,070
1,136	OSI Systems, Inc.*	146,601
1,812	PC Connection, Inc.	121,784
616	Plexus Corp.*	66,608
12,363	Richardson Electronics Ltd.	165,046
4,563	Sanmina Corp.*	234,401
2,993	ScanSource, Inc.*	118,553
12,214	Vishay Intertechnology, Inc.	292,770
2,072	Vishay Precision Group, Inc.*	70,593
		2,226,244
	Telecommunication Services - 1.1%
1,016	Cogent Communications Holdings, Inc.	77,277
4,047	EchoStar Corp. Class A*	67,059
1,492	IDT Corp. Class B*	50,862
13,763	Spok Holdings, Inc.	213,051
		408,249
	Transportation - 5.2%
1,637	ArcBest Corp.	196,784
2,939	Covenant Logistics Group, Inc.	135,311
4,190	Eagle Bulk Shipping, Inc.	232,126
8,496	Genco Shipping & Trading Ltd.	140,949
2,234	Hub Group, Inc. Class A*	205,394
3,105	Marten Transport Ltd.	65,143
2,357	Matson, Inc.	258,327

27

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued)
December 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.4% - (continued)
	Transportation - 5.2% - (continued)
18,171	Pangaea Logistics Solutions Ltd.		$ 149,729
11,629	Schneider National, Inc. Class B		295,958
3,441	Universal Logistics Holdings, Inc.		96,417
4,156	Werner Enterprises, Inc.		176,090
			1,952,228
	Utilities - 1.1%
630	Avista Corp.		22,516
8,137	Genie Energy Ltd. Class B		228,894
293	Northwest Natural Holding Co.		11,409
1,129	Otter Tail Corp.		95,931
1,077	Unitil Corp.		56,618
			415,368
	Total Common Stocks (cost $33,010,475)		$ 37,100,673
SHORT-TERM INVESTMENTS - 0.3%
	Securities Lending Collateral - 0.3%
15,912	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.25%(2)		$ 15,912
53,040	HSBC U.S. Government Money Market Fund, Institutional Class, 5.31%(2)		53,040
15,912	Invesco Government & Agency Portfolio, Institutional Class, 5.28%(2)		15,912
15,912	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.27%(2)		15,912
	Total Short-Term Investments (cost $100,776)		$ 100,776
	Total Investments (cost $33,111,251)	99.7%	$ 37,201,449
	Other Assets and Liabilities	0.3%	123,580
	Total Net Assets	100.0%	$ 37,325,029
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.

Futures Contracts Outstanding at December 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-Mini Russell 2000	2	03/15/2024	$ 204,770	$ 14,566
Total futures contracts				$ 14,566
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
28

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued)
December 31, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 581,008	$ 581,008	$ —	$ —
Banks	3,164,506	3,164,506	—	—
Capital Goods	2,484,396	2,484,396	—	—
Commercial & Professional Services	1,599,654	1,599,654	—	—
Consumer Discretionary Distribution & Retail	2,009,171	2,009,171	—	—
Consumer Durables & Apparel	2,550,479	2,550,479	—	—
Consumer Services	371,792	371,792	—	—
Consumer Staples Distribution & Retail	814,069	814,069	—	—
Energy	748,691	748,691	—	—
Equity Real Estate Investment Trusts (REITs)	1,169,474	1,169,474	—	—
Financial Services	1,491,903	1,491,903	—	—
Food, Beverage & Tobacco	1,206,681	1,206,681	—	—
Health Care Equipment & Services	3,400,504	3,400,504	—	—
Household & Personal Products	272,201	272,201	—	—
Insurance	1,544,574	1,544,574	—	—
Materials	2,592,335	2,592,335	—	—
Media & Entertainment	578,859	578,859	—	—
Pharmaceuticals, Biotechnology & Life Sciences	3,202,639	3,202,639	—	—
Real Estate Management & Development	600,661	600,661	—	—
Semiconductors & Semiconductor Equipment	998,119	998,119	—	—
Software & Services	716,868	716,868	—	—
Technology Hardware & Equipment	2,226,244	2,226,244	—	—
Telecommunication Services	408,249	408,249	—	—
Transportation	1,952,228	1,952,228	—	—
Utilities	415,368	415,368	—	—
Short-Term Investments	100,776	100,776	—	—
Futures Contracts(2)	14,566	14,566	—	—
Total	$ 37,216,015	$ 37,216,015	$ —	$ —

(1)	For the period ended December 31, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
29

Hartford Multifactor US Equity ETF
Schedule of Investments
December 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8%
	Automobiles & Components - 0.4%
11,581	BorgWarner, Inc.	$ 415,179
23,175	Gentex Corp.	756,895
4,872	Thor Industries, Inc.	576,114
		1,748,188
	Banks - 2.2%
78,593	Bank of America Corp.	2,646,226
2,249	Citigroup, Inc.	115,689
28,303	JP Morgan Chase & Co.	4,814,340
118,709	New York Community Bancorp, Inc.	1,214,393
		8,790,648
	Capital Goods - 7.9%
5,799	3M Co.	633,947
5,206	AAON, Inc.	384,567
28,070	Allison Transmission Holdings, Inc.	1,632,271
889	AMETEK, Inc.	146,587
4,851	Builders FirstSource, Inc.*	809,826
9,288	BWX Technologies, Inc.	712,668
10,397	Carrier Global Corp.	597,308
1,741	Caterpillar, Inc.	514,761
4,208	Cummins, Inc.	1,008,111
1,055	Donaldson Co., Inc.	68,944
2,565	Eaton Corp. PLC	617,703
4,647	EMCOR Group, Inc.	1,001,103
19,547	Fastenal Co.	1,266,059
10,017	Ferguson PLC	1,933,982
3,198	Fortive Corp.	235,469
677	General Dynamics Corp.	175,797
2,173	General Electric Co.	277,340
1,467	Graco, Inc.	127,277
3,880	Hubbell, Inc.	1,276,248
901	Huntington Ingalls Industries, Inc.	233,936
555	IDEX Corp.	120,496
4,864	Illinois Tool Works, Inc.	1,274,076
5,333	Johnson Controls International PLC	307,394
1,356	Lennox International, Inc.	606,837
4,374	Lincoln Electric Holdings, Inc.	951,170
1,812	Lockheed Martin Corp.	821,271
13,548	Masco Corp.	907,445
16,048	MSC Industrial Direct Co., Inc. Class A	1,625,021
8,823	Mueller Industries, Inc.	416,004
1,810	Northrop Grumman Corp.	847,333
8,379	Otis Worldwide Corp.	749,669
4,224	Owens Corning	626,124
18,996	PACCAR, Inc.	1,854,959
4,754	Pentair PLC	345,663
627	Quanta Services, Inc.	135,307
1,572	Rockwell Automation, Inc.	488,075
3,348	Simpson Manufacturing Co., Inc.	662,837
2,711	Snap-on, Inc.	783,045
2,888	Toro Co.	277,219
2,028	Trane Technologies PLC	494,629
3,462	UFP Industries, Inc.	434,654
3,354	Watsco, Inc.	1,437,088
1,275	Watts Water Technologies, Inc. Class A	265,634
1,737	WW Grainger, Inc.	1,439,435
		31,525,289
	Commercial & Professional Services - 2.4%
9,312	Booz Allen Hamilton Holding Corp.	1,191,098
289	Broadridge Financial Solutions, Inc.	59,462
2,179	CACI International, Inc. Class A*	705,691
1,183	Cintas Corp.	712,947
6,315	Copart, Inc.*	309,435
3,593	FTI Consulting, Inc.*	715,546
1,507	Maximus, Inc.	126,377
2,922	MSA Safety, Inc.	493,321
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Commercial & Professional Services - 2.4% - (continued)
6,490	Republic Services, Inc.	$ 1,070,266
22,080	Rollins, Inc.	964,234
5,201	Science Applications International Corp.	646,588
1,948	TriNet Group, Inc.*	231,676
4,042	Verisk Analytics, Inc.	965,472
2,775	Waste Connections, Inc.	414,224
5,621	Waste Management, Inc.	1,006,721
		9,613,058
	Consumer Discretionary Distribution & Retail - 4.3%
15,673	Amazon.com, Inc.*	2,381,356
5,808	AutoNation, Inc.*	872,245
386	AutoZone, Inc.*	998,045
2,449	Best Buy Co., Inc.	191,708
5,113	Dick's Sporting Goods, Inc.	751,355
4,183	Genuine Parts Co.	579,345
11,876	Home Depot, Inc.	4,115,628
5,314	Lowe's Cos., Inc.	1,182,631
6,781	Murphy USA, Inc.	2,417,833
2,124	O'Reilly Automotive, Inc.*	2,017,970
5,650	TJX Cos., Inc.	530,027
3,301	Tractor Supply Co.	709,814
827	Williams-Sonoma, Inc.	166,872
		16,914,829
	Consumer Durables & Apparel - 3.1%
10,668	DR Horton, Inc.	1,621,323
2,147	Hasbro, Inc.	109,626
9,407	KB Home	587,561
6,018	Lennar Corp. Class A	896,923
8,520	Mattel, Inc.*	160,858
7,057	Meritage Homes Corp.	1,229,329
207	NVR, Inc.*	1,449,093
5,968	Polaris, Inc.	565,587
18,613	PulteGroup, Inc.	1,921,234
7,936	Ralph Lauren Corp.	1,144,371
24,016	Skechers USA, Inc. Class A*	1,497,157
10,388	Toll Brothers, Inc.	1,067,783
		12,250,845
	Consumer Services - 2.3%
153	Booking Holdings, Inc.*	542,725
128	Chipotle Mexican Grill, Inc.*	292,731
5,767	Darden Restaurants, Inc.	947,518
2,136	Domino's Pizza, Inc.	880,523
527	Duolingo, Inc.*	119,550
15,937	McDonald's Corp.	4,725,480
629	Starbucks Corp.	60,390
1,791	Texas Roadhouse, Inc.	218,914
11,095	Yum! Brands, Inc.	1,449,673
		9,237,504
	Consumer Staples Distribution & Retail - 3.0%
51,585	Albertsons Cos., Inc. Class A	1,186,455
2,776	Casey's General Stores, Inc.	762,678
4,706	Costco Wholesale Corp.	3,106,337
39,817	Kroger Co.	1,820,035
27,768	Sprouts Farmers Market, Inc.*	1,335,918
22,949	Walmart, Inc.	3,617,910
		11,829,333
	Energy - 2.7%
5,091	Baker Hughes Co.	174,010
3,303	Cheniere Energy, Inc.	563,855
20,083	Chevron Corp.	2,995,580
2,472	ConocoPhillips	286,925
26,746	Coterra Energy, Inc.	682,558
4,703	EOG Resources, Inc.	568,828
29,663	Exxon Mobil Corp.	2,965,707

30

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
December 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Energy - 2.7% - (continued)
6,300	Marathon Petroleum Corp.	$ 934,668
4,667	Phillips 66	621,365
1,600	Pioneer Natural Resources Co.	359,808
1,517	Valero Energy Corp.	197,210
15,605	Williams Cos., Inc.	543,522
		10,894,036
	Equity Real Estate Investment Trusts (REITs) - 2.9%
6,664	Agree Realty Corp. REIT	419,499
11,038	American Homes 4 Rent Class A, REIT	396,927
20,097	Americold Realty Trust, Inc. REIT	608,336
2,501	AvalonBay Communities, Inc. REIT	468,237
5,763	Digital Realty Trust, Inc. REIT	775,585
1,560	EastGroup Properties, Inc. REIT	286,322
1,392	Equinix, Inc. REIT	1,121,103
672	Equity LifeStyle Properties, Inc. REIT	47,403
1,009	Equity Residential REIT	61,710
3,821	First Industrial Realty Trust, Inc. REIT	201,252
6,714	Gaming & Leisure Properties, Inc. REIT	331,336
13,356	Invitation Homes, Inc. REIT	455,573
18,698	Iron Mountain, Inc. REIT	1,308,486
157	NET Lease Office Properties REIT	2,901
23,302	Omega Healthcare Investors, Inc. REIT	714,439
1,765	Phillips Edison & Co., Inc. REIT	64,387
14,877	PotlatchDeltic Corp. REIT	730,461
2,242	Public Storage REIT	683,810
12,363	Realty Income Corp. REIT	709,884
1,776	Spirit Realty Capital, Inc. REIT	77,594
20,101	STAG Industrial, Inc. REIT	789,165
11,175	VICI Properties, Inc. REIT	356,259
4,747	Welltower, Inc. REIT	428,037
12,935	Weyerhaeuser Co. REIT	449,750
2,067	WP Carey, Inc. REIT	133,962
		11,622,418
	Financial Services - 4.3%
10,767	Berkshire Hathaway, Inc. Class B*	3,840,158
9,463	Cboe Global Markets, Inc.	1,689,713
5,114	CME Group, Inc.	1,077,008
793	FactSet Research Systems, Inc.	378,301
2,024	Fiserv, Inc.*	268,868
5,555	Houlihan Lokey, Inc.	666,100
929	Interactive Brokers Group, Inc. Class A	77,014
4,560	Intercontinental Exchange, Inc.	585,641
5,888	Mastercard, Inc. Class A	2,511,291
11,569	MGIC Investment Corp.	223,166
1,334	Moody's Corp.	521,007
40,334	Radian Group, Inc.	1,151,536
4,511	Tradeweb Markets, Inc. Class A	409,960
11,271	Visa, Inc. Class A	2,934,405
2,850	Voya Financial, Inc.	207,936
30,276	Western Union Co.	360,890
		16,902,994
	Food, Beverage & Tobacco - 3.1%
17,879	Altria Group, Inc.	721,239
815	Archer-Daniels-Midland Co.	58,859
50,680	Coca-Cola Co.	2,986,573
13,136	Flowers Foods, Inc.	295,691
6,474	General Mills, Inc.	421,716
3,067	Hershey Co.	571,812
5,942	Ingredion, Inc.	644,885
340	J M Smucker Co.	42,969
18,608	Kellanova	1,040,373
2,469	McCormick & Co., Inc.	168,929
9,712	Mondelez International, Inc. Class A	703,440
2,975	Monster Beverage Corp.*	171,390
22,316	PepsiCo, Inc.	3,790,150
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Food, Beverage & Tobacco - 3.1% - (continued)
8,104	Philip Morris International, Inc.	$ 762,424
4,499	WK Kellogg Co.	59,117
		12,439,567
	Health Care Equipment & Services - 6.5%
9,746	Abbott Laboratories	1,072,742
9,856	AMN Healthcare Services, Inc.*	738,017
11,342	Baxter International, Inc.	438,482
5,624	Becton Dickinson & Co.	1,371,300
12,368	Boston Scientific Corp.*	714,994
20,982	Cardinal Health, Inc.	2,114,986
12,726	Cencora, Inc.	2,613,666
1,229	Chemed Corp.	718,658
2,484	Cigna Group	743,834
794	Cooper Cos., Inc.	300,481
3,108	CVS Health Corp.	245,408
506	DaVita, Inc.*	53,009
1,633	Elevance Health, Inc.	770,058
8,489	Encompass Health Corp.	566,386
3,930	Haemonetics Corp.*	336,054
1,621	HCA Healthcare, Inc.	438,772
5,519	Henry Schein, Inc.*	417,844
10,051	Hologic, Inc.*	718,144
2,293	Humana, Inc.	1,049,758
206	IDEXX Laboratories, Inc.*	114,340
4,710	Laboratory Corp. of America Holdings	1,070,536
4,314	McKesson Corp.	1,997,296
9,798	Medtronic PLC	807,159
8,739	Quest Diagnostics, Inc.	1,204,933
448	ResMed, Inc.	77,065
585	STERIS PLC	128,612
1,826	Stryker Corp.	546,814
7,654	UnitedHealth Group, Inc.	4,029,601
4,873	Zimmer Biomet Holdings, Inc.	593,044
		25,991,993
	Household & Personal Products - 1.9%
10,774	Church & Dwight Co., Inc.	1,018,790
5,537	Clorox Co.	789,521
12,064	Colgate-Palmolive Co.	961,621
8,439	Kimberly-Clark Corp.	1,025,423
25,710	Procter & Gamble Co.	3,767,543
		7,562,898
	Insurance - 4.6%
16,530	Aflac, Inc.	1,363,725
2,476	Allstate Corp.	346,590
7,466	American International Group, Inc.	505,821
2,388	Aon PLC Class A	694,956
19,924	Arch Capital Group Ltd.*	1,479,755
4,775	Arthur J Gallagher & Co.	1,073,802
2,336	Assurant, Inc.	393,593
850	Axis Capital Holdings Ltd.	47,065
8,451	Brown & Brown, Inc.	600,951
3,660	Chubb Ltd.	827,160
1,586	Everest Group Ltd.	560,778
5,100	First American Financial Corp.	328,644
1,255	Globe Life, Inc.	152,759
4,158	Loews Corp.	289,355
549	Markel Group, Inc.*	779,525
7,227	Marsh & McLennan Cos., Inc.	1,369,300
42,490	Old Republic International Corp.	1,249,206
1,231	Primerica, Inc.	253,291
1,898	Progressive Corp.	302,313
1,681	Reinsurance Group of America, Inc.	271,952
885	RenaissanceRe Holdings Ltd.	173,460
5,583	RLI Corp.	743,209
4,577	Selective Insurance Group, Inc.	455,320

31

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
December 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Insurance - 4.6% - (continued)
7,689	Travelers Cos., Inc.	$ 1,464,678
18,418	Unum Group	832,862
724	White Mountains Insurance Group Ltd.	1,089,627
2,082	Willis Towers Watson PLC	502,178
		18,151,875
	Materials - 2.8%
2,415	Air Products & Chemicals, Inc.	661,227
3,539	AptarGroup, Inc.	437,491
4,773	Commercial Metals Co.	238,841
1,619	Eagle Materials, Inc.	328,398
1,269	Ecolab, Inc.	251,706
2,268	International Paper Co.	81,988
2,243	Linde PLC	921,223
4,128	LyondellBasell Industries NV Class A	392,490
6,634	Newmont Corp.	274,581
6,971	Packaging Corp. of America	1,135,646
1,782	PPG Industries, Inc.	266,498
7,916	Reliance Steel & Aluminum Co.	2,213,947
2,165	Royal Gold, Inc.	261,878
11,535	RPM International, Inc.	1,287,652
6,624	Sherwin-Williams Co.	2,066,026
1,686	Sonoco Products Co.	94,197
311	Vulcan Materials Co.	70,600
		10,984,389
	Media & Entertainment - 5.1%
29,596	Alphabet, Inc. Class A*	4,134,265
1,273	Charter Communications, Inc. Class A*	494,790
45,462	Comcast Corp. Class A	1,993,509
19,758	Electronic Arts, Inc.	2,703,092
13,141	Fox Corp. Class A	389,893
12,543	Meta Platforms, Inc. Class A*	4,439,720
23,666	New York Times Co. Class A	1,159,397
11,358	Omnicom Group, Inc.	982,581
181,125	Sirius XM Holdings, Inc.(1)	990,754
9,716	Take-Two Interactive Software, Inc.*	1,563,790
19,307	TKO Group Holdings, Inc.	1,575,065
		20,426,856
	Pharmaceuticals, Biotechnology & Life Sciences - 8.0%
29,118	AbbVie, Inc.	4,512,416
16,760	Alkermes PLC*	464,922
5,197	Amgen, Inc.	1,496,840
24,001	Bristol-Myers Squibb Co.	1,231,491
9,118	Eli Lilly & Co.	5,315,065
31,025	Exelixis, Inc.*	744,290
28,348	Gilead Sciences, Inc.	2,296,471
8,988	Intra-Cellular Therapies, Inc.*	643,721
30,659	Johnson & Johnson	4,805,492
46,706	Merck & Co., Inc.	5,091,888
1,632	Mural Oncology PLC*	9,661
30,760	Pfizer, Inc.	885,580
1,250	Regeneron Pharmaceuticals, Inc.*	1,097,863
537	United Therapeutics Corp.*	118,081
4,354	Vertex Pharmaceuticals, Inc.*	1,771,599
5,795	Viatris, Inc.	62,760
1,035	West Pharmaceutical Services, Inc.	364,444
3,661	Zoetis, Inc.	722,572
		31,635,156
	Semiconductors & Semiconductor Equipment - 5.6%
5,730	Analog Devices, Inc.	1,137,749
4,631	Applied Materials, Inc.	750,546
5,927	Broadcom, Inc.	6,616,014
853	First Solar, Inc.*	146,955
19,453	Intel Corp.	977,513
1,644	KLA Corp.	955,657
1,467	Lam Research Corp.	1,149,042
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Semiconductors & Semiconductor Equipment - 5.6% - (continued)
7,809	Microchip Technology, Inc.	$ 704,216
5,915	Micron Technology, Inc.	504,786
4,845	NVIDIA Corp.	2,399,341
5,942	NXP Semiconductors NV	1,364,758
6,334	Power Integrations, Inc.	520,085
2,103	QUALCOMM, Inc.	304,157
22,211	Rambus, Inc.*	1,515,901
5,552	Skyworks Solutions, Inc.	624,156
6,230	Teradyne, Inc.	676,080
11,407	Texas Instruments, Inc.	1,944,437
		22,291,393
	Software & Services - 10.5%
4,605	Accenture PLC Class A	1,615,941
6,906	Adobe, Inc.*	4,120,120
13,014	Akamai Technologies, Inc.*	1,540,207
10,061	Altair Engineering, Inc. Class A*	846,633
583	ANSYS, Inc.*	211,559
15,379	Box, Inc. Class A*	393,856
4,447	Cadence Design Systems, Inc.*	1,211,229
22,658	Cognizant Technology Solutions Corp. Class A	1,711,359
22,284	Dolby Laboratories, Inc. Class A	1,920,435
1,861	DoubleVerify Holdings, Inc.*	68,448
54,678	Dropbox, Inc. Class A*	1,611,907
1,324	Fair Isaac Corp.*	1,541,149
13,296	Fortinet, Inc.*	778,215
2,741	Gartner, Inc.*	1,236,492
20,963	Gen Digital, Inc.	478,376
738	Guidewire Software, Inc.*	80,472
256	HubSpot, Inc.*	148,618
15,858	International Business Machines Corp.	2,593,576
828	Intuit, Inc.	517,525
3,332	Manhattan Associates, Inc.*	717,446
15,225	Microsoft Corp.	5,725,209
19,919	Oracle Corp.	2,100,060
3,620	Palo Alto Networks, Inc.*	1,067,466
3,509	Roper Technologies, Inc.	1,913,002
13,151	Salesforce, Inc.*	3,460,554
280	ServiceNow, Inc.*	197,817
3,044	SPS Commerce, Inc.*	590,049
1,429	Synopsys, Inc.*	735,806
5,542	Teradata Corp.*	241,132
7,954	VeriSign, Inc.*	1,638,206
2,937	Workday, Inc. Class A*	810,788
		41,823,652
	Technology Hardware & Equipment - 9.5%
2,963	Advanced Energy Industries, Inc.	322,730
19,611	Amphenol Corp. Class A	1,944,038
24,480	Apple, Inc.	4,713,134
798	Arista Networks, Inc.*	187,937
14,628	Arrow Electronics, Inc.*	1,788,273
23,460	Avnet, Inc.	1,182,384
11,020	Badger Meter, Inc.	1,701,157
13,477	Belden, Inc.	1,041,098
2,299	CDW Corp.	522,609
42,776	Cisco Systems, Inc.	2,161,044
27,027	Corning, Inc.	822,972
32,951	Dell Technologies, Inc. Class C	2,520,751
2,289	F5, Inc.*	409,685
1,015	Fabrinet*	193,185
29,331	Flex Ltd.*	893,422
88,961	Hewlett Packard Enterprise Co.	1,510,558
53,215	HP, Inc.	1,601,239
10,199	Insight Enterprises, Inc.*	1,807,161
15,133	Jabil, Inc.	1,927,944
21,139	Juniper Networks, Inc.	623,178
4,628	Keysight Technologies, Inc.*	736,269

32

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
December 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Technology Hardware & Equipment - 9.5% - (continued)
3,620	Littelfuse, Inc.	$ 968,567
7,687	Motorola Solutions, Inc.	2,406,723
25,041	NetApp, Inc.	2,207,615
478	Novanta, Inc.*	80,500
5,930	Pure Storage, Inc. Class A*	211,464
9,511	TE Connectivity Ltd.	1,336,296
515	Teledyne Technologies, Inc.*	229,839
53,404	Vontier Corp.	1,845,108
		37,896,880
	Telecommunication Services - 0.8%
14,576	AT&T, Inc.	244,585
4,580	T-Mobile U.S., Inc.	734,312
52,550	Verizon Communications, Inc.	1,981,135
		2,960,032
	Transportation - 1.5%
3,470	CH Robinson Worldwide, Inc.	299,773
12,686	Expeditors International of Washington, Inc.	1,613,659
3,671	FedEx Corp.	928,653
3,974	JB Hunt Transport Services, Inc.	793,767
8,761	Landstar System, Inc.	1,696,567
890	Old Dominion Freight Line, Inc.	360,744
1,747	Ryder System, Inc.	201,010
		5,894,173
	Utilities - 4.4%
6,179	Alliant Energy Corp.	316,983
11,826	Ameren Corp.	855,493
6,040	American Electric Power Co., Inc.	490,569
9,419	Atmos Energy Corp.	1,091,662
14,907	CenterPoint Energy, Inc.	425,893
13,698	CMS Energy Corp.	795,443
17,080	Consolidated Edison, Inc.	1,553,768
1,104	Constellation Energy Corp.	129,047
3,292	Dominion Energy, Inc.	154,724
9,357	DTE Energy Co.	1,031,703
8,464	Duke Energy Corp.	821,346
13,247	Edison International	947,028
3,705	Entergy Corp.	374,909
2,512	Eversource Energy	155,041
10,014	Exelon Corp.	359,503
18,564	FirstEnergy Corp.	680,556
10,233	Hawaiian Electric Industries, Inc.	145,206
3,200	IDACORP, Inc.	314,624
11,695	NiSource, Inc.	310,502
4,697	OGE Energy Corp.	164,066
35,808	PG&E Corp.	645,618
12,202	Pinnacle West Capital Corp.	876,592
13,913	Portland General Electric Co.	602,989
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.8% - (continued)
	Utilities - 4.4% - (continued)
23,861	PPL Corp.		$ 646,633
17,272	Public Service Enterprise Group, Inc.		1,056,183
2,841	Sempra		212,308
18,243	Southern Co.		1,279,199
6,541	WEC Energy Group, Inc.		550,556
8,520	Xcel Energy, Inc.		527,473
			17,515,617
	Total Common Stocks (cost $350,163,194)		$ 396,903,623
SHORT-TERM INVESTMENTS - 0.2%
	Securities Lending Collateral - 0.2%
153,364	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.25%(2)		$ 153,364
511,216	HSBC U.S. Government Money Market Fund, Institutional Class, 5.31%(2)		511,216
153,365	Invesco Government & Agency Portfolio, Institutional Class, 5.28%(2)		153,365
153,365	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.27%(2)		153,365
	Total Short-Term Investments (cost $971,310)		$ 971,310
	Total Investments (cost $351,134,504)	100.0%	$ 397,874,933
	Other Assets and Liabilities	(0.0)%	(66,061)
	Total Net Assets	100.0%	$ 397,808,872
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.

Futures Contracts Outstanding at December 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	3	03/15/2024	$ 723,000	$ 23,941
Total futures contracts				$ 23,941
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
33

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
December 31, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 1,748,188	$ 1,748,188	$ —	$ —
Banks	8,790,648	8,790,648	—	—
Capital Goods	31,525,289	31,525,289	—	—
Commercial & Professional Services	9,613,058	9,613,058	—	—
Consumer Discretionary Distribution & Retail	16,914,829	16,914,829	—	—
Consumer Durables & Apparel	12,250,845	12,250,845	—	—
Consumer Services	9,237,504	9,237,504	—	—
Consumer Staples Distribution & Retail	11,829,333	11,829,333	—	—
Energy	10,894,036	10,894,036	—	—
Equity Real Estate Investment Trusts (REITs)	11,622,418	11,622,418	—	—
Financial Services	16,902,994	16,902,994	—	—
Food, Beverage & Tobacco	12,439,567	12,439,567	—	—
Health Care Equipment & Services	25,991,993	25,991,993	—	—
Household & Personal Products	7,562,898	7,562,898	—	—
Insurance	18,151,875	18,151,875	—	—
Materials	10,984,389	10,984,389	—	—
Media & Entertainment	20,426,856	20,426,856	—	—
Pharmaceuticals, Biotechnology & Life Sciences	31,635,156	31,635,156	—	—
Semiconductors & Semiconductor Equipment	22,291,393	22,291,393	—	—
Software & Services	41,823,652	41,823,652	—	—
Technology Hardware & Equipment	37,896,880	37,896,880	—	—
Telecommunication Services	2,960,032	2,960,032	—	—
Transportation	5,894,173	5,894,173	—	—
Utilities	17,515,617	17,515,617	—	—
Short-Term Investments	971,310	971,310	—	—
Futures Contracts(2)	23,941	23,941	—	—
Total	$ 397,898,874	$ 397,898,874	$ —	$ —

(1)	For the period ended December 31, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
34

Hartford US Quality Growth ETF
Schedule of Investments
December 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9%
	Capital Goods - 5.1%
65	Atkore, Inc.*	$ 10,400
510	Builders FirstSource, Inc.*	85,140
745	Fastenal Co.	48,254
160	Ferguson PLC	30,891
205	MSC Industrial Direct Co., Inc. Class A	20,758
90	WW Grainger, Inc.	74,582
		270,025
	Commercial & Professional Services - 1.3%
785	Robert Half, Inc.	69,017
	Consumer Discretionary Distribution & Retail - 10.6%
1,390	Amazon.com, Inc.*	211,197
135	Best Buy Co., Inc.	10,568
295	Home Depot, Inc.	102,232
300	Lowe's Cos., Inc.	66,765
1,050	Macy's, Inc.	21,126
30	O'Reilly Automotive, Inc.*	28,502
5	TJX Cos., Inc.	469
110	Ulta Beauty, Inc.*	53,899
125	Wayfair, Inc. Class A*	7,713
275	Williams-Sonoma, Inc.	55,489
		557,960
	Consumer Durables & Apparel - 1.3%
70	Lululemon Athletica, Inc.*	35,790
225	NIKE, Inc. Class B	24,428
160	Tapestry, Inc.	5,890
		66,108
	Consumer Services - 1.4%
15	Booking Holdings, Inc.*	53,208
15	Domino's Pizza, Inc.	6,184
45	McDonald's Corp.	13,343
		72,735
	Consumer Staples Distribution & Retail - 4.0%
175	Costco Wholesale Corp.	115,514
595	Walmart, Inc.	93,802
		209,316
	Energy - 3.8%
175	Chesapeake Energy Corp.	13,465
175	Chevron Corp.	26,103
570	EOG Resources, Inc.	68,941
560	Exxon Mobil Corp.	55,989
5,625	Southwestern Energy Co.*	36,844
		201,342
	Financial Services - 4.6%
155	Jack Henry & Associates, Inc.	25,329
235	Mastercard, Inc. Class A	100,230
25	MSCI, Inc.	14,141
395	Visa, Inc. Class A	102,838
		242,538
	Food, Beverage & Tobacco - 1.8%
545	PepsiCo, Inc.	92,563
	Health Care Equipment & Services - 5.6%
440	AMN Healthcare Services, Inc.*	32,947
5	Chemed Corp.	2,924
535	Edwards Lifesciences Corp.*	40,794
190	IDEXX Laboratories, Inc.*	105,459
65	Inspire Medical Systems, Inc.*	13,223
70	Shockwave Medical, Inc.*	13,339
165	UnitedHealth Group, Inc.	86,868
		295,554
	Household & Personal Products - 0.6%
230	Procter & Gamble Co.	33,704
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Materials - 2.1%
20	CF Industries Holdings, Inc.	$ 1,590
465	Louisiana-Pacific Corp.	32,936
235	Reliance Steel & Aluminum Co.	65,725
40	Sherwin-Williams Co.	12,476
		112,727
	Media & Entertainment - 10.1%
1,750	Alphabet, Inc. Class A*	244,457
655	Match Group, Inc.*	23,907
405	Meta Platforms, Inc. Class A*	143,354
2,820	Pinterest, Inc. Class A*	104,453
3,395	Sirius XM Holdings, Inc.	18,571
		534,742
	Pharmaceuticals, Biotechnology & Life Sciences - 9.2%
660	AbbVie, Inc.	102,280
175	Eli Lilly & Co.	102,011
220	Incyte Corp.*	13,814
600	Johnson & Johnson	94,044
885	Merck & Co., Inc.	96,482
55	Mettler-Toledo International, Inc.*	66,713
35	Waters Corp.*	11,523
		486,867
	Semiconductors & Semiconductor Equipment - 12.4%
280	Applied Materials, Inc.	45,380
105	Broadcom, Inc.	117,206
35	Cirrus Logic, Inc.*	2,912
105	KLA Corp.	61,036
65	Lam Research Corp.	50,912
110	Lattice Semiconductor Corp.*	7,589
10	Monolithic Power Systems, Inc.	6,308
350	NVIDIA Corp.	173,327
675	QUALCOMM, Inc.	97,625
340	Teradyne, Inc.	36,897
305	Texas Instruments, Inc.	51,990
		651,182
	Software & Services - 20.1%
105	Accenture PLC Class A	36,846
175	Adobe, Inc.*	104,405
270	Atlassian Corp. Class A*	64,222
165	Autodesk, Inc.*	40,174
680	Box, Inc. Class A*	17,415
305	Cadence Design Systems, Inc.*	83,073
410	DocuSign, Inc.*	24,375
1,775	Dropbox, Inc. Class A*	52,327
70	Fair Isaac Corp.*	81,481
890	Fortinet, Inc.*	52,092
80	Gartner, Inc.*	36,089
50	HubSpot, Inc.*	29,027
5	Intuit, Inc.	3,125
185	Manhattan Associates, Inc.*	39,834
560	Microsoft Corp.	210,582
160	Nutanix, Inc. Class A*	7,630
90	Qualys, Inc.*	17,665
125	Salesforce, Inc.*	32,892
40	ServiceNow, Inc.*	28,260
40	Synopsys, Inc.*	20,596
320	Teradata Corp.*	13,923
305	VeriSign, Inc.*	62,818
		1,058,851
	Technology Hardware & Equipment - 5.2%
1,260	Apple, Inc.	242,588
340	NetApp, Inc.	29,974
60	Pure Storage, Inc. Class A*	2,140
		274,702

35

Hartford US Quality Growth ETF
Schedule of Investments – (continued)
December 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.9% - (continued)
	Transportation - 0.7%
75	CH Robinson Worldwide, Inc.		$ 6,479
160	Landstar System, Inc.		30,984
			37,463
	Total Common Stocks (cost $4,994,260)		$ 5,267,396
	Total Investments (cost $4,994,260)	99.9%	$ 5,267,396
	Other Assets and Liabilities	0.1%	4,478
	Total Net Assets	100.0%	$ 5,271,874
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Capital Goods	$ 270,025	$ 270,025	$ —	$ —
Commercial & Professional Services	69,017	69,017	—	—
Consumer Discretionary Distribution & Retail	557,960	557,960	—	—
Consumer Durables & Apparel	66,108	66,108	—	—
Consumer Services	72,735	72,735	—	—
Consumer Staples Distribution & Retail	209,316	209,316	—	—
Energy	201,342	201,342	—	—
Financial Services	242,538	242,538	—	—
Food, Beverage & Tobacco	92,563	92,563	—	—
Health Care Equipment & Services	295,554	295,554	—	—
Household & Personal Products	33,704	33,704	—	—
Materials	112,727	112,727	—	—
Media & Entertainment	534,742	534,742	—	—
Pharmaceuticals, Biotechnology & Life Sciences	486,867	486,867	—	—
Semiconductors & Semiconductor Equipment	651,182	651,182	—	—
Software & Services	1,058,851	1,058,851	—	—
Technology Hardware & Equipment	274,702	274,702	—	—
Transportation	37,463	37,463	—	—
Total	$ 5,267,396	$ 5,267,396	$ —	$ —

(1)	For the period ended December 31, 2023, there were no transfers in and out of Level 3.
36

Hartford US Value ETF
Schedule of Investments
December 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8%
	Automobiles & Components - 0.0%
10	Thor Industries, Inc.	$ 1,183
	Banks - 12.9%
2,345	Bank of America Corp.	78,956
2,375	Citigroup, Inc.	122,170
125	Fifth Third Bancorp	4,311
25	First Citizens BancShares, Inc. Class A	35,474
1,110	Huntington Bancshares, Inc.	14,119
770	JP Morgan Chase & Co.	130,977
210	M&T Bank Corp.	28,787
5,490	New York Community Bancorp, Inc.	56,163
335	PNC Financial Services Group, Inc.	51,875
360	Popular, Inc.	29,545
1,500	Regions Financial Corp.	29,070
825	U.S. Bancorp	35,706
1,330	Wells Fargo & Co.	65,463
		682,616
	Capital Goods - 6.8%
175	3M Co.	19,131
10	Atkore, Inc.*	1,600
655	Boise Cascade Co.	84,731
595	Builders FirstSource, Inc.*	99,329
85	Carrier Global Corp.	4,883
25	Caterpillar, Inc.	7,392
160	Ferguson PLC	30,891
10	Illinois Tool Works, Inc.	2,619
220	MSC Industrial Direct Co., Inc. Class A	22,277
810	Mueller Industries, Inc.	38,192
105	Owens Corning	15,564
270	UFP Industries, Inc.	33,899
		360,508
	Commercial & Professional Services - 0.1%
60	ManpowerGroup, Inc.	4,768
	Consumer Discretionary Distribution & Retail - 1.8%
120	Best Buy Co., Inc.	9,393
135	Dick's Sporting Goods, Inc.	19,838
40	Home Depot, Inc.	13,862
65	Lowe's Cos., Inc.	14,466
1,940	Macy's, Inc.	39,033
		96,592
	Consumer Durables & Apparel - 4.0%
280	DR Horton, Inc.	42,555
420	KB Home	26,233
210	Lennar Corp. Class A	31,298
95	Meritage Homes Corp.	16,549
660	PulteGroup, Inc.	68,125
170	Ralph Lauren Corp.	24,514
		209,274
	Consumer Staples Distribution & Retail - 2.4%
1,680	Albertsons Cos., Inc. Class A	38,640
1,150	Kroger Co.	52,566
235	Walmart, Inc.	37,048
		128,254
	Energy - 10.7%
110	Chesapeake Energy Corp.	8,463
210	Chevron Corp.	31,324
90	Chord Energy Corp.	14,961
125	Civitas Resources, Inc.	8,547
355	ConocoPhillips	41,205
215	Coterra Energy, Inc.	5,487
560	EOG Resources, Inc.	67,732
445	Exxon Mobil Corp.	44,491
155	HF Sinclair Corp.	8,613
630	Marathon Petroleum Corp.	93,467
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Energy - 10.7% - (continued)
690	PBF Energy, Inc. Class A	$ 30,332
670	Phillips 66	89,204
140	Pioneer Natural Resources Co.	31,483
670	Valero Energy Corp.	87,100
		562,409
	Equity Real Estate Investment Trusts (REITs) - 4.9%
80	Crown Castle, Inc. REIT	9,215
65	Equinix, Inc. REIT	52,350
340	Host Hotels & Resorts, Inc. REIT	6,620
775	Iron Mountain, Inc. REIT	54,234
25	Lamar Advertising Co. Class A, REIT	2,657
585	PotlatchDeltic Corp. REIT	28,724
110	Prologis, Inc. REIT	14,663
20	Public Storage REIT	6,100
245	Simon Property Group, Inc. REIT	34,947
35	VICI Properties, Inc. REIT	1,116
1,360	Weyerhaeuser Co. REIT	47,287
		257,913
	Financial Services - 12.5%
710	Ally Financial, Inc.	24,793
95	American Express Co.	17,797
535	Bank of New York Mellon Corp.	27,847
25	Berkshire Hathaway, Inc. Class B*	8,917
25	BlackRock, Inc.	20,295
560	Capital One Financial Corp.	73,427
165	Discover Financial Services	18,546
450	Essent Group Ltd.	23,733
180	Evercore, Inc. Class A	30,789
155	Fiserv, Inc.*	20,590
90	Goldman Sachs Group, Inc.	34,719
1,160	Janus Henderson Group PLC	34,974
95	Mastercard, Inc. Class A	40,519
2,630	MGIC Investment Corp.	50,733
70	Moody's Corp.	27,339
175	Morgan Stanley	16,319
90	OneMain Holdings, Inc.	4,428
1,845	Radian Group, Inc.	52,675
35	Raymond James Financial, Inc.	3,903
420	State Street Corp.	32,533
725	Synchrony Financial	27,688
160	T Rowe Price Group, Inc.	17,230
135	Visa, Inc. Class A	35,147
1,235	Western Union Co.	14,721
		659,662
	Food, Beverage & Tobacco - 0.5%
190	Altria Group, Inc.	7,665
265	Archer-Daniels-Midland Co.	19,138
		26,803
	Health Care Equipment & Services - 5.9%
65	AMN Healthcare Services, Inc.*	4,867
5	Cardinal Health, Inc.	504
170	Cigna Group	50,906
190	CVS Health Corp.	15,002
110	Elevance Health, Inc.	51,872
235	HCA Healthcare, Inc.	63,610
94	Humana, Inc.	43,034
20	IDEXX Laboratories, Inc.*	11,101
109	McKesson Corp.	50,465
40	UnitedHealth Group, Inc.	21,059
		312,420
	Insurance - 4.7%
249	Aflac, Inc.	20,542
915	American International Group, Inc.	61,991
125	Arch Capital Group Ltd.*	9,284

37

Hartford US Value ETF
Schedule of Investments – (continued)
December 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Insurance - 4.7% - (continued)
113	Chubb Ltd.	$ 25,538
40	Fidelity National Financial, Inc.	2,041
95	Marsh & McLennan Cos., Inc.	18,000
140	MetLife, Inc.	9,258
522	Old Republic International Corp.	15,347
380	Principal Financial Group, Inc.	29,895
55	Travelers Cos., Inc.	10,477
1,000	Unum Group	45,220
		247,593
	Materials - 4.4%
375	Commercial Metals Co.	18,765
395	Louisiana-Pacific Corp.	27,978
190	LyondellBasell Industries NV Class A	18,065
255	Nucor Corp.	44,380
250	Reliance Steel & Aluminum Co.	69,920
445	Steel Dynamics, Inc.	52,555
		231,663
	Media & Entertainment - 4.8%
385	Alphabet, Inc. Class A*	53,781
1,145	Comcast Corp. Class A	50,208
325	Meta Platforms, Inc. Class A*	115,037
40	Netflix, Inc.*	19,475
175	Omnicom Group, Inc.	15,139
		253,640
	Pharmaceuticals, Biotechnology & Life Sciences - 4.6%
105	AbbVie, Inc.	16,272
15	Amgen, Inc.	4,320
585	Bristol-Myers Squibb Co.	30,016
55	Eli Lilly & Co.	32,061
645	Gilead Sciences, Inc.	52,252
95	Johnson & Johnson	14,890
420	Merck & Co., Inc.	45,788
1,270	Pfizer, Inc.	36,563
30	Vertex Pharmaceuticals, Inc.*	12,207
		244,369
	Real Estate Management & Development - 0.4%
45	CBRE Group, Inc. Class A*	4,189
275	Zillow Group, Inc. Class C*	15,912
		20,101
	Semiconductors & Semiconductor Equipment - 4.3%
200	Applied Materials, Inc.	32,414
35	Broadcom, Inc.	39,069
60	KLA Corp.	34,878
60	Lam Research Corp.	46,996
125	Microchip Technology, Inc.	11,272
110	NXP Semiconductors NV	25,265
60	ON Semiconductor Corp.*	5,012
215	QUALCOMM, Inc.	31,095
		226,001
	Technology Hardware & Equipment - 4.2%
10	Apple, Inc.	1,925
625	Avnet, Inc.	31,500
290	Cisco Systems, Inc.	14,651
1,070	Dell Technologies, Inc. Class C	81,855
1,160	Hewlett Packard Enterprise Co.	19,697
1,665	HP, Inc.	50,100
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.8% - (continued)
	Technology Hardware & Equipment - 4.2% - (continued)
5	Jabil, Inc.		$ 637
220	NetApp, Inc.		19,395
			219,760
	Telecommunication Services - 1.0%
1,390	Verizon Communications, Inc.		52,403
	Transportation - 1.5%
55	Expeditors International of Washington, Inc.		6,996
175	FedEx Corp.		44,270
200	Ryder System, Inc.		23,012
45	United Parcel Service, Inc. Class B		7,075
			81,353
	Utilities - 7.4%
60	Ameren Corp.		4,340
95	Atmos Energy Corp.		11,010
470	CenterPoint Energy, Inc.		13,428
420	Consolidated Edison, Inc.		38,207
160	DTE Energy Co.		17,642
435	Duke Energy Corp.		42,212
485	Edison International		34,673
170	Entergy Corp.		17,202
305	Exelon Corp.		10,949
380	National Fuel Gas Co.		19,065
265	NextEra Energy, Inc.		16,096
1,485	PG&E Corp.		26,775
40	Pinnacle West Capital Corp.		2,874
305	PPL Corp.		8,266
480	Public Service Enterprise Group, Inc.		29,352
530	Sempra		39,607
790	Southern Co.		55,395
30	Xcel Energy, Inc.		1,857
			388,950
	Total Common Stocks (cost $4,957,594)		$ 5,268,235
	Total Investments (cost $4,957,594)	99.8%	$ 5,268,235
	Other Assets and Liabilities	0.2%	9,620
	Total Net Assets	100.0%	$ 5,277,855
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

38

Hartford US Value ETF
Schedule of Investments – (continued)
December 31, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 1,183	$ 1,183	$ —	$ —
Banks	682,616	682,616	—	—
Capital Goods	360,508	360,508	—	—
Commercial & Professional Services	4,768	4,768	—	—
Consumer Discretionary Distribution & Retail	96,592	96,592	—	—
Consumer Durables & Apparel	209,274	209,274	—	—
Consumer Staples Distribution & Retail	128,254	128,254	—	—
Energy	562,409	562,409	—	—
Equity Real Estate Investment Trusts (REITs)	257,913	257,913	—	—
Financial Services	659,662	659,662	—	—
Food, Beverage & Tobacco	26,803	26,803	—	—
Health Care Equipment & Services	312,420	312,420	—	—
Insurance	247,593	247,593	—	—
Materials	231,663	231,663	—	—
Media & Entertainment	253,640	253,640	—	—
Pharmaceuticals, Biotechnology & Life Sciences	244,369	244,369	—	—
Real Estate Management & Development	20,101	20,101	—	—
Semiconductors & Semiconductor Equipment	226,001	226,001	—	—
Technology Hardware & Equipment	219,760	219,760	—	—
Telecommunication Services	52,403	52,403	—	—
Transportation	81,353	81,353	—	—
Utilities	388,950	388,950	—	—
Total	$ 5,268,235	$ 5,268,235	$ —	$ —

(1)	For the period ended December 31, 2023, there were no transfers in and out of Level 3.
39

Hartford Multifactor ETFs
GLOSSARY: (abbreviations used in preceding Schedule of Investments) (Unaudited)

Index Abbreviations:
EAFE	Europe, Australasia and Far East
S&P	Standard & Poor's
Other Abbreviations:
ADR	American Depositary Receipt
Bhd	Berhad
GDR	Global Depositary Receipt
KGaA	Kommanditgesellschaft Auf Aktien
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust
Tbk	Terbuka
40